UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Portfolio

The fund's portfolio
12/31/11 (Unaudited)

COMMON STOCKS (44.1%)(a)
			Shares	Value

Basic materials (2.4%)

Agrium, Inc. (Canada)			715	$47,984

Albemarle Corp.			29,900	1,540,149

American Vanguard Corp.			8,913	118,899

Andersons, Inc. (The)			376	16,416

ArcelorMittal (France)			2,619	47,785

Archer Daniels-Midland Co.			1,971	56,371

Arkema (France)			2,007	141,786

BASF SE (Germany)			14,452	1,007,900

BBMG Corp. (China)			311,000	206,539

BHP Billiton, Ltd. (Australia)			23,987	846,708

Black Earth Farming, Ltd. SDR (Sweden)(NON)			3,511	7,051

Boise, Inc.			13,797	98,235

Cambrex Corp.(NON)			20,892	150,005

Carillion PLC (United Kingdom)			58,819	273,628

CF Industries Holdings, Inc.			415	60,167

China Shanshui Cement Group, Ltd. (China)			123,000	81,823

Compagnie de Saint-Gobain (France)			2,190	83,929

Cresud S.A.C.I.F. y A. ADR (Argentina)			1,430	16,288

Cytec Industries, Inc.			20,700	924,255

Domtar Corp. (Canada)			10,097	807,356

First Quantum Minerals, Ltd. (Canada)			2,200	43,298

Fletcher Building, Ltd. (New Zealand)			47,704	227,865

Fortescue Metals Group, Ltd. (Australia)			43,725	191,567

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			83,600	3,075,644

Georgia Gulf Corp.(NON)			4,158	81,039

Golden Agri-Resources, Ltd. (Singapore)			68,000	37,379

GrainCorp, Ltd. (Australia)			4,151	33,303

Horsehead Holding Corp.(NON)			6,048	54,492

Incitec Pivot, Ltd. (Australia)			11,918	37,814

Innophos Holdings, Inc.			9,831	477,393

Innospec, Inc.(NON)			5,297	148,687

International Flavors & Fragrances, Inc.			26,500	1,389,130

Intrepid Potash, Inc.(NON)			1,026	23,218

K&S AG (Germany)			2,306	103,976

KapStone Paper and Packaging Corp.(NON)			19,164	301,641

Koninklijke DSM NV (Netherlands)			8,395	388,992

Koppers Holdings, Inc.			6,642	228,219

Kraton Performance Polymers, Inc.(NON)			6,246	126,794

KWS Saat AG (Germany)			76	15,153

L.B. Foster Co. Class A			2,485	70,301

Lanxess AG (Germany)			3,863	199,863

Louisiana-Pacific Corp.(NON)			17,507	141,281

LyondellBasell Industries NV Class A (Netherlands)			23,311	757,374

MeadWestvaco Corp.			55,477	1,661,536

Minerals Technologies, Inc.			2,717	153,592

Monsanto Co.			15,756	1,104,023

Mosaic Co. (The)			763	38,478

NewMarket Corp.			685	135,705

Nitto Denko Corp. (Japan)			21,400	764,435

Nufarm, Ltd. (Australia)(NON)			5,942	25,236

OM Group, Inc.(NON)			9,466	211,944

PolyOne Corp.			19,895	229,787

Potash Corp. of Saskatchewan, Inc. (Canada)			2,120	87,514

PPG Industries, Inc.			32,400	2,705,076

PT Astra Agro Lestari Tbk (Indonesia)			10,000	23,925

Rio Tinto PLC (United Kingdom)			21,605	1,045,563

Rio Tinto, Ltd. (Australia)			26,309	1,628,367

Sealed Air Corp.			33,600	578,256

SLC Agricola SA (Brazil)			1,580	13,130

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,230	66,236

Syngenta AG (Switzerland)(NON)			4,815	1,417,139

TPC Group, Inc.(NON)			3,674	85,714

Uralkali (Russia)			20,016	145,492

Vale Fertilizantes SA (Preference) (Brazil)(F)			3,676	49,388

Vilmorin & Cie (France)			173	16,460

Viterra, Inc. (Canada)			3,461	36,487

voestalpine AG (Austria)			13,731	386,351

W.R. Grace & Co.(NON)			10,946	502,640

Weyerhaeuser Co.(R)			49,100	916,697

Wilmar International, Ltd. (Singapore)			11,000	42,373

Xstrata PLC (United Kingdom)			18,826	283,498

Yara International ASA (Norway)			1,151	46,106

Zijin Mining Group Co., Ltd. (China)			388,000	146,362

				29,235,207
Capital goods (2.7%)

ABB, Ltd. (Switzerland)(NON)			58,392	1,098,531

AGCO Corp.(NON)			1,729	74,295

Aisin Seiki Co., Ltd. (Japan)			13,900	395,497

American Axle & Manufacturing Holdings, Inc.(NON)			8,571	84,767

Applied Industrial Technologies, Inc.			11,497	404,349

Autoliv, Inc. (Sweden)			15,800	845,142

AZZ, Inc.			2,240	101,786

Canon, Inc. (Japan)			17,600	778,780

Cascade Corp.			5,771	272,218

Chart Industries, Inc.(NON)			6,489	350,860

CNH Global NV (Netherlands)(NON)			1,314	47,291

Deere & Co.			1,040	80,444

Douglas Dynamics, Inc.			7,946	116,171

Dover Corp.			54,558	3,167,092

Duoyuan Global Water, Inc. ADR (China)(F)(NON)(S)			10,424	40,445

DXP Enterprises, Inc.(NON)			6,956	223,983

Embraer SA ADR (Brazil)			4,500	113,490

Emerson Electric Co.			70,449	3,282,219

European Aeronautic Defense and Space Co. NV (France)			20,784	646,615

Exide Technologies(NON)			12,532	32,959

Fluor Corp.			20,722	1,041,281

Franklin Electric Co., Inc.			4,682	203,948

Fuji Electric Co., Ltd. (Japan)			140,000	383,154

Generac Holdings, Inc.(NON)			5,811	162,882

Hitachi, Ltd. (Japan)			230,000	1,205,560

Invensys PLC (United Kingdom)			18,158	59,207

Jain Irrigation Systems, Ltd. (India)			39,649	64,612

Lindsay Corp.			630	34,581

Lockheed Martin Corp.			39,774	3,217,717

LSB Industries, Inc.(NON)			7,644	214,375

Metso Corp. OYJ (Finland)			5,358	197,445

Mitsubishi Electric Corp. (Japan)			164,000	1,568,052

MTU Aero Engines Holding AG (Germany)			2,104	134,624

NACCO Industries, Inc. Class A			848	75,659

National Presto Industries, Inc.(S)			1,098	102,773

Newport Corp.(NON)			5,034	68,513

Parker Hannifin Corp.			41,700	3,179,625

Polypore International, Inc.(NON)			5,426	238,690

Powell Industries, Inc.(NON)			2,106	65,876

Raytheon Co.			62,100	3,004,398

Regal-Beloit Corp.			26,500	1,350,705

Rheinmetall AG (Germany)			4,593	203,494

Sauer-Danfoss, Inc.(NON)			3,763	136,258

Schneider Electric SA (France)			4,336	226,603

SembCorp Industries, Ltd. (Singapore)			128,000	398,296

Singapore Technologies Engineering, Ltd. (Singapore)			56,000	115,972

SKF AB Class B (Sweden)			37,760	797,238

Societe BIC SA (France)			4,483	396,915

Standard Motor Products, Inc.			10,330	207,117

Tetra Tech, Inc.(NON)			9,348	201,823

Thomas & Betts Corp.(NON)			8,357	456,292

TriMas Corp.(NON)			16,727	300,250

United Technologies Corp.			8,322	608,255

Vinci SA (France)			4,218	184,023

Zebra Technologies Corp. Class A(NON)			4,728	169,168

				33,132,315
Communication services (2.4%)

8x8, Inc.(NON)			952	3,018

ADTRAN, Inc.			2,710	81,734

Allot Communications, Ltd. (Israel)(NON)			12,458	189,362

American Tower REIT, Inc. Class A(R)			32,800	1,968,328

Aruba Networks, Inc.(NON)			2,529	46,837

AT&T, Inc.			105,240	3,182,458

BCE, Inc. (Canada)			4,589	191,308

British Sky Broadcasting Group PLC (United Kingdom)			21,417	243,369

BroadSoft, Inc.(NON)(S)			3,051	92,140

BT Group PLC (United Kingdom)			311,854	920,927

China Mobile, Ltd. (China)			13,500	131,624

Chorus, Ltd. (New Zealand)			65,303	158,595

Cincinnati Bell, Inc.(NON)			94,912	287,583

Comcast Corp. Class A			40,200	953,142

Deutsche Telekom AG (Germany)			26,654	305,801

DIRECTV Class A(NON)			77,607	3,318,475

EchoStar Corp. Class A(NON)			31,766	665,180

France Telecom SA (France)			29,800	466,362

GeoEye, Inc.(NON)			4,236	94,124

HSN, Inc.			4,900	177,674

IAC/InterActiveCorp.			83,600	3,561,360

InterDigital, Inc.			1,713	74,635

Kabel Deutschland Holding AG (Germany)(NON)			11,794	596,836

Loral Space & Communications, Inc.(NON)			3,439	223,122

Lumos Networks Corp.(NON)			4,885	74,936

MetroPCS Communications, Inc.(NON)			31,100	269,948

NeuStar, Inc. Class A(NON)			8,098	276,709

NII Holdings, Inc.(NON)			73,099	1,557,009

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			16,000	812,583

NTT DoCoMo, Inc. (Japan)			181	332,549

Premiere Global Services, Inc.(NON)			11,802	99,963

Tele2 AB Class B (Sweden)			15,873	308,519

Telecity Group PLC (United Kingdom)(NON)			16,439	164,654

Telecom Corp. of New Zealand, Ltd. (New Zealand)			321,502	514,469

Telenet Group Holding NV (Belgium)(NON)			5,419	206,465

USA Mobility, Inc.			9,701	134,553

Verizon Communications, Inc.			135,025	5,417,203

Vodafone Group PLC (United Kingdom)			443,493	1,231,296

				29,334,850
Conglomerates (0.7%)

3M Co.			5,496	449,188

General Electric Co.			238,082	4,264,049

Marubeni Corp. (Japan)			22,000	133,799

Mitsui & Co., Ltd. (Japan)			36,700	569,700

Siemens AG (Germany)			9,733	930,870

SPX Corp.			29,439	1,774,289

Tyco International, Ltd.			4,200	196,182

				8,318,077
Consumer cyclicals (5.3%)

Advance America Cash Advance Centers, Inc.			22,591	202,189

Advance Auto Parts, Inc.			26,600	1,852,158

Aeropostale, Inc.(NON)			2,418	36,875

Alliance Data Systems Corp.(NON)(S)			1,301	135,096

Ameristar Casinos, Inc.			9,120	157,685

ANN, Inc.(NON)			7,243	179,482

Apollo Tyres, Ltd. (India)			133,571	148,627

Arbitron, Inc.			3,824	131,584

Asahi Diamond Industrial Co., Ltd. (Japan)			10,200	122,998

Ascena Retail Group, Inc.(NON)			7,120	211,606

Bayerische Motoren Werke (BMW) AG (Germany)			2,215	148,084

Belo Corp. Class A			14,746	92,900

Big Lots, Inc.(NON)			9,226	348,374

Brunswick Corp.			10,825	195,500

Buckle, Inc. (The)			6,011	245,670

Bunzl PLC (United Kingdom)			21,948	300,322

Burberry Group PLC (United Kingdom)			41,536	760,119

Cash America International, Inc.			3,374	157,330

Cato Corp. (The) Class A			3,436	83,151

Christian Dior SA (France)			3,958	467,811

Cia Hering (Brazil)			8,400	146,181

Coach, Inc.			36,162	2,207,328

Compass Group PLC (United Kingdom)			51,509	487,709

Conn's, Inc.(NON)			15,065	167,222

Ctrip.com International, Ltd. ADR (China)(NON)			3,700	86,580

Daimler AG (Registered Shares) (Germany)			8,024	352,223

Deluxe Corp.			12,079	274,918

Dillards, Inc. Class A			3,545	159,100

Dongfeng Motor Group Co., Ltd. (China)			36,000	61,350

DSW, Inc. Class A			5,694	251,732

Dun & Bradstreet Corp. (The)			26,600	1,990,478

Elders, Ltd. (Australia)(NON)			35,584	9,466

Expedia, Inc.			30,950	898,169

Express, Inc.(NON)			13,275	264,704

EZCORP, Inc. Class A(NON)			14,601	385,028

FelCor Lodging Trust, Inc.(NON)(R)			101,454	309,435

Fiat Industrial SpA (Italy)(NON)			48,164	410,357

Fiat SpA (Italy)(S)			54,705	250,167

Finish Line, Inc. (The) Class A			18,224	351,450

Foot Locker, Inc.			79,200	1,888,128

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)			64,000	116,227

GameStop Corp. Class A(NON)(S)			35,328	852,465

Genesco, Inc.(NON)			3,721	229,735

Genting Bhd (Malaysia)			18,200	63,051

GNC Holdings, Inc. Class A(NON)			11,993	347,197

GOME Electrical Appliances Holdings, Ltd. (China)			283,000	65,788

Gordmans Stores, Inc.(NON)			3,106	39,042

Harman International Industries, Inc.			29,000	1,103,160

Helen of Troy, Ltd. (Bermuda)(NON)			3,864	118,625

Hillenbrand, Inc.			12,671	282,817

Hino Motors, Ltd. (Japan)			71,000	430,005

Iconix Brand Group, Inc.(NON)			7,417	120,823

Indofood Agri Resources, Ltd. (Singapore)(NON)			6,000	5,833

Industria de Diseno Textil (Inditex) SA (Spain)			5,663	462,684

Interpublic Group of Companies, Inc. (The)			159,100	1,548,043

JB Hi-Fi, Ltd. (Australia)(S)			6,652	76,846

Jos. A. Bank Clothiers, Inc.(NON)			3,457	168,563

Kimberly-Clark Corp.			51,600	3,795,696

Kingfisher PLC (United Kingdom)			135,609	527,213

Knology, Inc.(NON)			18,250	259,150

La-Z-Boy, Inc.(NON)			19,298	229,646

Leapfrog Enterprises, Inc.(NON)			74,813	418,205

LG Corp. (South Korea)			1,783	95,199

Limited Brands, Inc.			47,600	1,920,660

Localiza Rent a Car SA (Brazil)			6,000	82,348

M6-Metropole Television (France)			11,803	175,364

Media Nusantara Citra Tbk PT (Indonesia)			1,967,500	284,195

Men's Wearhouse, Inc. (The)			6,998	226,805

Moody's Corp.			21,579	726,781

Myer Holdings, Ltd. (Australia)			38,987	77,044

Navistar International Corp.(NON)			18,647	706,348

News Corp. Class A			64,704	1,154,319

Next PLC (United Kingdom)			16,548	702,881

Nissan Motor Co., Ltd. (Japan)			79,000	709,069

Nu Skin Enterprises, Inc. Class A			4,056	197,000

Omnicom Group, Inc.			62,400	2,781,792

OPAP SA (Greece)			23,219	205,172

Pearson PLC (United Kingdom)			6,767	126,730

Perry Ellis International, Inc.(NON)			12,316	175,134

Peugeot SA (France)			26,462	412,638

Porsche Automobil Holding SE (Preference) (Germany)			6,070	324,837

PPR SA (France)			1,817	259,855

PVH Corp.			2,025	142,742

R. R. Donnelley & Sons Co.			63,300	913,419

Randstad Holding NV (Netherlands)			3,104	91,373

Rent-A-Center, Inc.			4,000	148,000

Scholastic Corp.			4,219	126,443

Select Comfort Corp.(NON)			7,813	169,464

Signet Jewelers, Ltd. (Bermuda)			3,584	157,553

Sinclair Broadcast Group, Inc. Class A			31,408	355,853

Sonic Automotive, Inc. Class A			41,893	620,435

Sony Corp. (Japan)			38,800	699,256

Stella International Holdings, Ltd. (Hong Kong)			33,500	72,779

Steven Madden, Ltd.(NON)			5,085	175,433

Suzuki Motor Corp. (Japan)			25,800	531,890

Swire Pacific, Ltd. (Hong Kong)			71,500	860,918

SYKES Enterprises, Inc.(NON)			480	7,584

Tempur-Pedic International, Inc.(NON)			3,718	195,307

TJX Cos., Inc. (The)			58,600	3,782,630

TNS, Inc.(NON)			9,537	168,996

Town Sports International Holdings, Inc.(NON)			14,765	108,523

Trump Entertainment Resorts, Inc.(NON)(F)			180	765

TRW Automotive Holdings Corp.(NON)			20,300	661,780

TUI Travel PLC (United Kingdom)			73,982	189,861

Valeo SA (France)			2,841	112,419

ValueClick, Inc.(NON)			4,092	66,659

Vertis Holdings, Inc.(NON)(F)			593	6

VF Corp.			18,946	2,405,953

Viacom, Inc. Class B			45,561	2,068,925

Volkswagen AG (Preference) (Germany)			3,099	463,421

VOXX International Corp.(NON)			31,686	267,747

Wal-Mart Stores, Inc.			112,102	6,699,216

Walt Disney Co. (The)			19,000	712,500

Warnaco Group, Inc. (The)(NON)			6,240	312,250

Wet Seal, Inc. (The) Class A(NON)			45,517	148,385

Williams-Sonoma, Inc.			42,000	1,617,000

WPP PLC (Ireland)			41,383	432,174

Wyndham Worldwide Corp.			20,000	756,600

				65,778,530
Consumer staples (4.3%)

AFC Enterprises(NON)			36,860	541,842

Ajinomoto Co., Inc. (Japan)			9,000	107,970

Anheuser-Busch InBev NV (Belgium)			16,332	997,437

Arcos Dorados Holdings, Inc. Class A (Argentina)			4,861	99,796

Associated British Foods PLC (United Kingdom)			7,470	128,333

Avis Budget Group, Inc.(NON)			24,411	261,686

Beacon Roofing Supply, Inc.(NON)			12,925	261,473

BRF - Brasil Foods SA ADR (Brazil)			1,989	38,885

Brinker International, Inc.			10,080	269,741

British American Tobacco (BAT) PLC (United Kingdom)			11,759	557,560

Bunge, Ltd.			805	46,046

Career Education Corp.(NON)			5,209	41,516

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)			58,000	3,734

Chiquita Brands International, Inc.(NON)			700	5,838

Coca-Cola Co. (The)			41,100	2,875,767

Core-Mark Holding Co., Inc.			2,448	96,941

Corn Products International, Inc.			830	43,650

Costco Wholesale Corp.			10,800	899,856

CVS Caremark Corp.			56,700	2,312,226

Danone (France)			6,007	377,317

Denny's Corp.(NON)			62,250	234,060

Diageo PLC (United Kingdom)			29,960	653,755

DineEquity, Inc.(NON)			4,101	173,103

Dollar Thrifty Automotive Group(NON)			2,437	171,224

Domino's Pizza, Inc.(NON)			8,107	275,233

Dr. Pepper Snapple Group, Inc.			74,900	2,957,052

Elizabeth Arden, Inc.(NON)			12,608	467,000

Energizer Holdings, Inc.(NON)			16,070	1,245,104

Genuine Parts Co.			40,600	2,484,720

Glanbia PLC (Ireland)			2,493	14,920

Heineken Holding NV (Netherlands)			8,698	354,978

Imperial Tobacco Group PLC (United Kingdom)			2,699	102,022

IOI Corp. Bhd (Malaysia)			21,500	36,436

Japan Tobacco, Inc. (Japan)			240	1,128,081

Kao Corp. (Japan)			16,700	455,937

Kerry Group PLC Class A (Ireland)			24,873	910,432

Koninklijke Ahold NV (Netherlands)			75,409	1,014,086

Kroger Co. (The)			67,900	1,644,538

Kuala Lumpur Kepong Bhd (Malaysia)			5,100	36,473

Lawson, Inc. (Japan)			8,200	511,721

Libbey, Inc.(NON)			11,119	141,656

Lincoln Educational Services Corp.			4,934	38,979

Lorillard, Inc.			14,800	1,687,200

Maple Leaf Foods, Inc. (Canada)			1,612	17,137

McDonald's Corp.			14,900	1,494,917

Nestle SA (Switzerland)			25,157	1,444,334

Olam International, Ltd. (Singapore)			142,045	232,352

Papa John's International, Inc.(NON)			7,875	296,730

PepsiCo, Inc.			29,027	1,925,941

Philip Morris International, Inc.			76,878	6,033,385

Prestige Brands Holdings, Inc.(NON)			23,893	269,274

Procter & Gamble Co. (The)			66,640	4,445,554

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			77,000	19,101

Rakuten, Inc. (Japan)			321	345,223

Reckitt Benckiser Group PLC (United Kingdom)			12,165	599,471

Safeway, Inc.			132,304	2,783,676

Sally Beauty Holdings, Inc.(NON)			9,122	192,748

Smithfield Foods, Inc.(NON)			907	22,022

Spartan Stores, Inc.			6,906	127,761

Spectrum Brands Holdings, Inc.(NON)			4,543	124,478

Starbucks Corp.			11,900	547,519

Tate & Lyle PLC (United Kingdom)			2,830	30,900

Tesco PLC (United Kingdom)			25,242	158,017

Toyota Tsusho Corp. (Japan)			27,200	480,197

TripAdvisor, Inc.			30,950	780,250

Tyson Foods, Inc. Class A			1,587	32,756

Unilever NV (Netherlands)			20,942	719,180

Unilever PLC (United Kingdom)			4,469	150,008

USANA Health Sciences, Inc.(NON)			3,163	96,060

Walgreen Co.			49,900	1,649,694

Wendy's Co. (The)			106,700	571,912

WM Morrison Supermarkets PLC (United Kingdom)			66,540	336,277

Yamazaki Baking Co., Inc. (Japan)			46,000	603,902

Zhongpin, Inc. (China)(NON)			13,800	117,576

				53,354,676
Energy (4.6%)

Alpha Natural Resources, Inc.(NON)			4,384	89,565

Basic Energy Services, Inc.(NON)			15,537	306,079

BG Group PLC (United Kingdom)			63,809	1,360,875

BP PLC (United Kingdom)			132,386	944,078

Caltex Australia, Ltd. (Australia)			33,715	405,149

Cameron International Corp.(NON)			70,100	3,448,219

Canadian Natural Resources, Ltd. (Canada)			11,800	441,885

Chevron Corp.			44,163	4,698,943

Clayton Williams Energy, Inc.(NON)			2,480	188,182

Compagnie Generale de Geophysique-Veritas (France)(NON)			24,208	563,284

Compton Petroleum Corp. (Canada)(NON)			12,497	53,112

ConocoPhillips			52,803	3,847,755

Contango Oil & Gas Co.(NON)			3,043	177,042

CVR Energy, Inc.(NON)			10,772	201,760

Deepocean Group (Shell) (acquired 6/9/11, cost $122,268) (Norway)(RES)			8,432	143,344

Energy Partners, Ltd.(NON)			11,675	170,455

ENI SpA (Italy)			33,794	698,034

Exxon Mobil Corp.			155,405	13,172,128

Gazprom OAO ADR (Russia)			20,800	222,165

Halliburton Co.			44,281	1,528,137

Helix Energy Solutions Group, Inc.(NON)			22,287	352,135

HollyFrontier Corp.			47,500	1,111,500

Inpex Corp. (Japan)			72	452,778

Key Energy Services, Inc.(NON)			25,820	399,435

Marathon Oil Corp.			58,200	1,703,514

Marathon Petroleum Corp.			29,050	967,075

Murphy Oil Corp.			47,800	2,664,372

Newpark Resources, Inc.(NON)			22,005	209,048

Nexen, Inc. (Canada)			8,036	127,866

Occidental Petroleum Corp.			6,508	609,800

Oceaneering International, Inc.			77,900	3,593,527

Petrofac, Ltd. (United Kingdom)			15,560	347,482

Petroleo Brasileiro SA ADR (Brazil)			3,100	77,035

Rosetta Resources, Inc.(NON)			5,526	240,381

Royal Dutch Shell PLC Class A (United Kingdom)			22,301	811,413

Royal Dutch Shell PLC Class A (United Kingdom)			6,636	243,957

Royal Dutch Shell PLC Class B (United Kingdom)			23,916	910,152

Schlumberger, Ltd.			12,500	853,875

Stallion Oilfield Holdings, Ltd.			923	30,921

Statoil ASA (Norway)			29,959	767,313

Stone Energy Corp.(NON)			20,440	539,207

Superior Energy Services(NON)			4,878	138,730

Swift Energy Co.(NON)			10,114	300,588

Technip SA (France)			3,625	338,803

Tesoro Corp.(NON)			46,200	1,079,232

Total SA (France)			16,558	845,137

Tullow Oil PLC (United Kingdom)			14,402	313,053

Unit Corp.(NON)			3,846	178,454

Vaalco Energy, Inc.(NON)			21,293	128,610

Valero Energy Corp.			158,600	3,338,530

W&T Offshore, Inc.			10,290	218,251

Walter Energy, Inc.			1,371	83,028

Western Refining, Inc.(NON)			9,061	120,421

				56,755,814
Financials (6.4%)

3i Group PLC (United Kingdom)			56,402	157,750

ACE, Ltd.			4,839	339,311

Affiliated Managers Group(NON)			16,100	1,544,795

Aflac, Inc.			32,100	1,388,646

Agree Realty Corp.(R)			6,979	170,148

AIA Group, Ltd. (Hong Kong)			142,000	442,589

Allianz SE (Germany)			6,606	631,340

Allied World Assurance Co. Holdings AG			31,023	1,952,277

American Capital Agency Corp.(R)			2,735	76,799

American Equity Investment Life Holding Co.			21,263	221,135

American Express Co.			29,500	1,391,515

American Financial Group, Inc.			5,360	197,730

American Safety Insurance Holdings, Ltd.(NON)			10,683	232,355

Amtrust Financial Services, Inc.			3,669	87,139

Annaly Capital Management, Inc.(R)			92,900	1,482,684

Anworth Mortgage Asset Corp.(R)			17,350	108,958

Arch Capital Group, Ltd.(NON)			16,096	599,254

Arlington Asset Investment Corp. Class A			4,492	95,814

Ashford Hospitality Trust, Inc.(R)			16,862	134,896

Aspen Insurance Holdings, Ltd.			6,794	180,041

Assurant, Inc.			36,700	1,506,902

Assured Guaranty, Ltd. (Bermuda)			42,809	562,510

Australia & New Zealand Banking Group, Ltd. (Australia)			74,856	1,568,685

AvalonBay Communities, Inc.(R)			4,900	639,940

Aviva PLC (United Kingdom)			137,078	636,354

AXA SA (France)			9,856	127,019

Banco Bradesco SA ADR (Brazil)			2,884	48,105

Banco Latinoamericano de Exportaciones SA Class E (Panama)			15,447	247,924

Banco Santander Central Hispano SA (Spain)			13,490	101,922

Bank of America Corp.			256,534	1,426,329

Bank of Marin Bancorp.			2,760	103,748

Bank of the Ozarks, Inc.			8,933	264,685

Barclays PLC (United Kingdom)			364,088	986,304

Berkshire Hathaway, Inc. Class B(NON)			31,400	2,395,820

BNP Paribas SA (France)			23,366	914,734

British Land Company PLC (United Kingdom)(R)			24,971	178,555

Broadridge Financial Solutions, Inc.			25,100	566,005

Cardinal Financial Corp.			12,902	138,567

Cardtronics, Inc.(NON)			7,277	196,916

CBL & Associates Properties, Inc.(R)			16,706	262,284

CFS Retail Property Trust (Australia)(R)			72,345	124,555

Cheung Kong Holdings, Ltd. (Hong Kong)			18,000	213,279

China Construction Bank Corp. (China)			670,000	468,416

Chubb Corp. (The)			16,400	1,135,208

Citigroup, Inc.			98,663	2,595,824

Citizens & Northern Corp.			8,315	153,578

CNO Financial Group, Inc.(NON)			28,769	181,532

Commerzbank AG (Germany)(NON)(S)			49,744	83,775

CommonWealth REIT(R)			23,406	389,476

CubeSmart(R)			11,021	117,263

DBS Group Holdings, Ltd. (Singapore)			15,000	132,875

Deutsche Bank AG (Germany)			11,973	452,538

Dexus Property Group (Australia)			111,547	94,726

DFC Global Corp.(NON)			6,749	121,887

East West Bancorp, Inc.			22,828	450,853

Education Realty Trust, Inc.(R)			20,055	205,163

Endurance Specialty Holdings, Ltd. (Bermuda)			27,600	1,055,700

Equity Residential Trust(R)			10,500	598,815

Extra Space Storage, Inc.(R)			5,532	134,040

Fifth Third Bancorp			92,800	1,180,416

Financial Institutions, Inc.			8,562	138,191

First Financial Bancorp			6,567	109,275

First Industrial Realty Trust(NON)(R)			11,636	119,036

Flushing Financial Corp.			14,955	188,882

FXCM, Inc. Class A			21,798	212,531

Glimcher Realty Trust(R)			15,052	138,478

Goldman Sachs Group, Inc. (The)			11,949	1,080,548

Hang Lung Group, Ltd. (Hong Kong)			100,000	547,431

Hartford Financial Services Group, Inc. (The)			86,500	1,405,625

Heartland Financial USA, Inc.			5,752	88,236

Henderson Land Development Co., Ltd. (Hong Kong)			18,000	89,120

Home Bancshares, Inc.			6,382	165,358

HSBC Holdings PLC (London Exchange) (United Kingdom)			140,048	1,063,135

Hudson City Bancorp, Inc.			128,400	802,500

Huntington Bancshares, Inc.			150,400	825,696

Industrial and Commercial Bank of China, Ltd. (China)			176,000	104,745

ING Groep NV GDR (Netherlands)(NON)			53,425	380,719

Interactive Brokers Group, Inc. Class A			16,713	249,692

International Bancshares Corp.			11,254	206,342

Invesco Mortgage Capital, Inc.(R)			6,418	90,173

Israel Corp., Ltd. (The) (Israel)			775	484,884

Itau Unibanco Holding SA ADR (Preference) (Brazil)			7,800	144,768

JPMorgan Chase & Co.			121,898	4,053,109

KB Financial Group, Inc. (South Korea)			2,010	63,470

Kinnevik Investment AB Class B (Sweden)			23,373	454,897

Lexington Realty Trust(R)			25,717	192,620

LIC Housing Finance, Ltd. (India)			17,767	73,924

Lloyds Banking Group PLC (United Kingdom)(NON)			614,175	245,309

LSR Group OJSC GDR (Russia)			18,301	61,685

LTC Properties, Inc.(R)			9,244	285,270

Macquarie Group, Ltd. (Australia)			3,496	84,975

Maiden Holdings, Ltd. (Bermuda)			14,221	124,576

MainSource Financial Group, Inc.			12,762	112,688

MarketAxess Holdings, Inc.			1,627	48,989

MFA Financial, Inc.(R)			14,680	98,650

Mission West Properties(R)			12,235	110,360

Mitsubishi Estate Co., Ltd. (Japan)			9,000	134,279

Mitsubishi UFJ Financial Group, Inc. (Japan)			163,100	691,908

Mitsui Fudosan Co., Ltd. (Japan)			12,000	174,644

Mizuho Financial Group, Inc. (Japan)			483,060	651,898

Morgan Stanley			90,900	1,375,317

Nasdaq OMX Group, Inc. (The)(NON)			53,800	1,318,638

National Australia Bank, Ltd. (Australia)			22,311	531,891

National Bank of Canada (Canada)			2,956	209,321

National Financial Partners Corp.(NON)			6,942	93,856

National Health Investors, Inc.(R)			9,700	426,606

Nelnet, Inc. Class A			7,788	190,572

Newcastle Investment Corp.(R)			33,038	153,627

Omega Healthcare Investors, Inc.(R)			6,981	135,082

Oriental Financial Group (Puerto Rico)			10,788	130,643

ORIX Corp. (Japan)			10,370	854,846

Ping An Insurance (Group) Co. of China, Ltd. (China)			31,000	205,012

PNC Financial Services Group, Inc.			55,900	3,223,753

Popular, Inc. (Puerto Rico)(NON)			51,826	72,038

Portfolio Recovery Associates, Inc.(NON)			3,545	239,358

Protective Life Corp.			6,625	149,460

Prudential PLC (United Kingdom)			59,424	585,534

PS Business Parks, Inc.(R)			4,428	245,444

Rayonier, Inc.(R)			69,950	3,121,869

RenaissanceRe Holdings, Ltd.			11,525	857,114

Republic Bancorp, Inc. Class A			3,083	70,601

Saul Centers, Inc.(R)			3,343	118,409

Sberbank of Russia ADR (Russia)(NON)			30,220	297,318

SCOR (France)			4,648	108,300

Simon Property Group, Inc.(R)			9,000	1,160,460

Soho China, Ltd. (China)			178,000	118,678

Southside Bancshares, Inc.			10,035	217,358

St. Joe Co. (The)(NON)			15,753	230,939

Stancorp Financial Group			4,539	166,808

Standard Chartered PLC (United Kingdom)			30,442	662,799

Starwood Property Trust, Inc.(R)			4,983	92,235

State Street Corp.			18,700	753,797

Svenska Handelsbanken AB Class A (Sweden)			13,778	361,842

Swedbank AB Class A (Sweden)			27,526	355,836

Swiss Life Holding AG (Switzerland)(NON)			4,742	433,602

Swiss Re AG (Switzerland)(NON)			4,177	212,729

Symetra Financial Corp.			14,303	129,728

Tokio Marine Holdings, Inc. (Japan)			32,300	714,478

Transatlantic Holdings, Inc.			2,251	123,197

Travelers Cos., Inc. (The)			14,300	846,131

TrustCo Bank Corp. NY			20,087	112,688

U.S. Bancorp			77,900	2,107,195

Universal Health Realty Income Trust(R)			2,159	84,201

Urstadt Biddle Properties, Inc. Class A(R)			6,889	124,553

Virginia Commerce Bancorp, Inc.(NON)			20,960	162,021

Walker & Dunlop, Inc.(NON)			6,761	84,918

Washington Banking Co.			9,742	116,027

Webster Financial Corp.			6,496	132,453

Wells Fargo & Co.			82,079	2,262,097

Westfield Retail Trust (Australia)(R)			164,739	419,071

Westpac Banking Corp. (Australia)			29,286	597,775

Wheelock and Co., Ltd. (Hong Kong)			62,000	153,414

World Acceptance Corp.(NON)			2,607	191,615

				78,340,273
Health care (5.2%)

Abbott Laboratories			20,600	1,158,338

ABIOMED, Inc.(NON)			9,796	180,932

Aetna, Inc.			44,073	1,859,440

Affymetrix, Inc.(NON)			23,332	95,428

Air Methods Corp.(NON)			1,258	106,238

Allergan, Inc.			43,500	3,816,690

Amedisys, Inc.(NON)			2,092	22,824

AmerisourceBergen Corp.			53,700	1,997,103

AmSurg Corp.(NON)			5,812	151,344

Astellas Pharma, Inc. (Japan)			13,900	564,783

AstraZeneca PLC (United Kingdom)			21,554	998,378

athenahealth, Inc.(NON)			1,911	93,868

AVEO Pharmaceuticals, Inc.(NON)			5,791	99,605

Bayer AG (Germany)			2,750	175,815

BioMarin Pharmaceuticals, Inc.(NON)			2,976	102,315

Biosensors International Group, Ltd. (Singapore)(NON)			237,000	261,152

Biotest AG (Preference) (Germany)			2,434	125,243

Cardinal Health, Inc.			36,900	1,498,509

Centene Corp.(NON)			6,589	260,859

Coloplast A/S Class B (Denmark)			2,061	295,851

Computer Programs & Systems, Inc.			1,442	73,701

Conmed Corp.(NON)			11,707	300,519

Cooper Companies, Inc. (The)			3,263	230,107

Covidien PLC (Ireland)			16,300	733,663

Cubist Pharmaceuticals, Inc.(NON)			10,833	429,203

Depomed, Inc.(NON)			15,074	78,083

Elan Corp. PLC ADR (Ireland)(NON)			27,460	377,300

Eli Lilly & Co.			67,790	2,817,352

Endo Pharmaceuticals Holdings, Inc.(NON)			28,264	975,956

Forest Laboratories, Inc.(NON)			87,032	2,633,588

Fresenius SE (Germany)			6,276	580,593

Gentiva Health Services, Inc.(NON)			4,054	27,365

Gilead Sciences, Inc.(NON)			93,200	3,814,676

GlaxoSmithKline PLC (United Kingdom)			64,686	1,475,010

Greatbatch, Inc.(NON)			10,892	241,749

Grifols SA ADR (Spain)(NON)			54,129	299,334

Hi-Tech Pharmacal Co., Inc.(NON)			5,426	211,017

Humana, Inc.			19,500	1,708,395

ISTA Pharmaceuticals, Inc.(NON)			20,527	144,715

Jazz Pharmaceuticals, Inc.(NON)			18,832	727,480

Johnson & Johnson			62,080	4,071,206

Kensey Nash Corp.(NON)			4,070	78,103

Kindred Healthcare, Inc.(NON)			17,010	200,208

Laboratory Corp. of America Holdings(NON)			19,700	1,693,609

Lincare Holdings, Inc.			4,911	126,262

Magellan Health Services, Inc.(NON)			5,337	264,021

Medco Health Solutions, Inc.(NON)			52,300	2,923,570

Medicines Co. (The)(NON)			6,584	122,726

Medicis Pharmaceutical Corp. Class A			4,847	161,163

MELA Sciences, Inc.(NON)			24,718	91,209

Merck & Co., Inc.			57,199	2,156,402

Metropolitan Health Networks, Inc.(NON)			21,623	161,524

Mitsubishi Tanabe Pharma (Japan)			30,200	477,594

Molina Healthcare, Inc.(NON)			9,381	209,478

Momenta Pharmaceuticals, Inc.(NON)			3,690	64,169

Novartis AG (Switzerland)			25,979	1,484,085

Obagi Medical Products, Inc.(NON)			14,444	146,773

Omnicare, Inc.			12,742	438,962

Onyx Pharmaceuticals, Inc.(NON)			3,336	146,617

OraSure Technologies, Inc.(NON)			60,135	547,830

Orion Oyj Class B (Finland)			11,501	223,782

Par Pharmaceutical Cos., Inc.(NON)			17,594	575,852

Pernix Therapeutics Holdings(NON)			6,979	64,626

Pfizer, Inc.			165,723	3,586,246

Questcor Pharmaceuticals, Inc.(NON)			4,035	167,775

Roche Holding AG (Switzerland)			3,148	532,382

RTI Biologics, Inc.(NON)			40,288	178,879

Salix Pharmaceuticals, Ltd.(NON)			3,457	165,417

Sanofi (France)			24,951	1,825,690

Spectrum Pharmaceuticals, Inc.(NON)			13,266	194,082

STAAR Surgical Co.(NON)			14,308	150,091

Suzuken Co., Ltd. (Japan)			9,400	260,402

SXC Health Solutions Corp. (Canada)(NON)			2,756	155,659

Synergetics USA, Inc.(NON)			12,635	93,246

Synthes, Inc. (Switzerland)			2,441	408,600

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			11,844	478,024

Thoratec Corp.(NON)			3,541	118,836

Triple-S Management Corp. Class B (Puerto Rico)(NON)			10,126	202,723

United Therapeutics Corp.(NON)			2,181	103,052

UnitedHealth Group, Inc.			69,476	3,521,044

ViroPharma, Inc.(NON)			21,311	583,708

Waters Corp.(NON)			36,300	2,688,015

WellCare Health Plans, Inc.(NON)			3,793	199,133

Zoll Medical Corp.(NON)			1,969	124,401

				63,911,697
Technology (8.2%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)			6,396	233,518

Accenture PLC Class A			52,000	2,767,960

Actuate Corp.(NON)			59,951	351,313

Acxiom Corp.(NON)			15,282	186,593

Advanced Micro Devices, Inc.(NON)			14,700	79,380

Anixter International, Inc.(NON)			2,435	145,223

Apple, Inc.(NON)			84,083	34,053,615

Applied Materials, Inc.			279,400	2,992,374

Aspen Technology, Inc.(NON)			7,144	123,948

Asustek Computer, Inc. (Taiwan)			18,960	134,925

Baidu, Inc. ADR (China)(NON)			2,400	279,528

CA, Inc.			59,600	1,204,814

CACI International, Inc. Class A(NON)			2,266	126,715

Ceva, Inc.(NON)			5,318	160,923

Cirrus Logic, Inc.(NON)			8,889	140,891

Cisco Systems, Inc.			51,858	937,593

Coherent, Inc.(NON)			1,329	69,467

Computershare, Ltd. (Australia)			15,554	127,264

Concur Technologies, Inc.(NON)			2,681	136,168

Cypress Semiconductor Corp.(NON)			16,540	279,361

Dell, Inc.(NON)			163,224	2,387,967

EnerSys(NON)			9,119	236,820

Entegris, Inc.(NON)			28,400	247,790

Entropic Communications, Inc.(NON)(S)			32,740	167,301

Fair Isaac Corp.			10,856	389,079

FEI Co.(NON)			10,186	415,385

First Solar, Inc.(NON)			2,804	94,663

Fujitsu, Ltd. (Japan)			171,000	887,280

Gemalto NV (Netherlands)			2,937	142,253

Google, Inc. Class A(NON)			9,837	6,353,718

GT Advanced Technologies, Inc.(NON)			4,896	35,447

Harris Corp.			18,400	663,136

Hewlett-Packard Co.			93,928	2,419,585

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			14,400	119,808

HomeAway, Inc.(NON)(S)			3,913	90,977

Hon Hai Precision Industry Co., Ltd. (Taiwan)			36,100	98,654

Honeywell International, Inc.			79,600	4,326,260

IBM Corp.			31,915	5,868,530

Infineon Technologies AG (Germany)			47,216	355,381

Infospace, Inc.(NON)			8,025	88,195

InnerWorkings, Inc.(NON)			10,511	97,857

Integrated Silicon Solutions, Inc.(NON)			5,191	47,446

Intel Corp.			70,641	1,713,044

Ixia(NON)			17,688	185,901

KEMET Corp.(NON)			9,623	67,842

Konami Corp. (Japan)			14,700	439,711

Kulicke & Soffa Industries, Inc.(NON)			25,705	237,771

L-3 Communications Holdings, Inc.			35,600	2,373,808

Lenovo Group, Ltd. (China)			300,000	199,364

Lexmark International, Inc. Class A			3,729	123,318

LivePerson, Inc.(NON)			9,551	119,865

LTX-Credence Corp.(NON)			1,911	10,224

Manhattan Associates, Inc.(NON)			4,880	197,542

Microsoft Corp.			322,060	8,360,678

MicroStrategy, Inc.(NON)			1,709	185,119

Monotype Imaging Holdings, Inc.(NON)			12,593	196,325

Nanometrics, Inc.(NON)			6,134	112,988

NIC, Inc.(NON)			7,265	96,697

Nokia OYJ (Finland)			6,690	32,328

Nova Measuring Instruments, Ltd. (Israel)(NON)			18,541	136,647

Novellus Systems, Inc.(NON)			37,812	1,561,257

Omnivision Technologies, Inc.(NON)			6,396	78,255

Oracle Corp.			125,249	3,212,637

Pace PLC (United Kingdom)			57,759	64,311

PC-Tel, Inc.			6,137	41,977

Photronics, Inc.(NON)			20,555	124,974

Plantronics, Inc.			3,331	118,717

QLogic Corp.(NON)			124,716	1,870,740

Qualcomm, Inc.			19,922	1,089,733

Quest Software, Inc.(NON)			8,700	161,820

RF Micro Devices, Inc.(NON)			37,292	201,377

Samsung Electronics Co., Ltd. (South Korea)			269	247,083

SanDisk Corp.(NON)			1,600	78,736

SAP AG (Germany)			6,284	332,256

Silicon Graphics International Corp.(NON)(S)			6,053	69,367

Skyworth Digital Holdings, Ltd. (China)			428,000	149,121

Spreadtrum Communications, Inc. ADR (China)			2,700	56,376

STEC, Inc.(NON)(S)			12,879	110,631

Synchronoss Technologies, Inc.(NON)			4,899	147,999

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			33,000	82,526

Taleo Corp. Class A(NON)			2,533	98,002

Tech Data Corp.(NON)			28,370	1,401,762

Telefonaktiebolaget LM Ericsson Class B (Sweden)			16,089	163,430

Tencent Holdings, Ltd. (China)			9,400	189,298

Teradata Corp.(NON)			17,400	844,074

Teradyne, Inc.(NON)			152,102	2,073,150

TIBCO Software, Inc.(NON)			10,753	257,104

TTM Technologies, Inc.(NON)			23,515	257,724

Ultimate Software Group, Inc.(NON)			2,056	133,887

Ultratech, Inc.(NON)			3,300	81,081

Unimicron Technology Corp. (Taiwan)			105,000	123,376

Unisys Corp.(NON)			2,725	53,710

Verint Systems, Inc.(NON)			6,584	181,323

Websense, Inc.(NON)			6,928	129,761

Western Digital Corp.(NON)			35,900	1,111,105

				101,752,957
Transportation (0.5%)

AirAsia Bhd (Malaysia)			200,900	238,416

Alaska Air Group, Inc.(NON)			5,179	388,891

Central Japan Railway Co. (Japan)			124	1,046,554

ComfortDelgro Corp., Ltd. (Singapore)			247,000	269,094

Deutsche Post AG (Germany)			10,227	157,237

Genesee & Wyoming, Inc. Class A(NON)			7,044	426,726

Hitachi Transport System, Ltd. (Japan)			5,200	89,243

International Consolidated Airlines Group SA (United Kingdom)(NON)			74,707	167,503

Southwest Airlines Co.			84,896	726,710

Swift Transportation Co.(NON)			30,692	252,902

United Continental Holdings, Inc.(NON)			91,200	1,720,944

US Airways Group, Inc.(NON)(S)			19,300	97,851

Wabtec Corp.			2,565	179,422

Yangzijiang Shipbuilding Holdings, Ltd. (China)			818,000	572,346

				6,333,839
Utilities and power (1.4%)

AES Corp. (The)(NON)			137,879	1,632,487

Alliant Energy Corp.			20,523	905,270

Ameren Corp.			19,500	646,035

American Electric Power Co., Inc.			22,863	944,471

Centrica PLC (United Kingdom)			82,265	369,214

China Resources Power Holdings Co., Ltd. (China)			62,000	119,502

China WindPower Group, Ltd. (China)(NON)			1,890,000	70,727

Chubu Electric Power, Inc. (Japan)			7,500	140,036

CMS Energy Corp.			38,700	854,496

Electric Power Development Co. (Japan)			6,700	178,077

Enel SpA (Italy)			97,354	394,517

Energias de Portugal (EDP) SA (Portugal)			237,273	734,143

Entergy Corp.			17,500	1,278,375

Exelon Corp.			74,700	3,239,739

Fortum OYJ (Finland)			6,501	138,314

GDF Suez (France)			4,258	115,806

International Power PLC (United Kingdom)			15,292	80,001

NRG Energy, Inc.(NON)			41,800	757,416

Origin Energy, Ltd. (Australia)			12,948	175,963

Public Power Corp. SA (Greece)			9,765	47,504

Red Electrica Corp. SA (Spain)			21,847	932,179

RWE AG (Germany)			5,312	186,092

TECO Energy, Inc.			122,400	2,342,736

Toho Gas Co., Ltd. (Japan)			41,000	261,010

Tokyo Gas Co., Ltd. (Japan)			67,000	307,887

Westar Energy, Inc.			28,157	813,626

				17,665,623

Total common stocks (cost $499,520,229)				$543,913,858

CORPORATE BONDS AND NOTES (17.6%)(a)
			Principal amount	Value

Basic materials (1.3%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)			$55,000	$60,638

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			190,000	193,124

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			135,000	172,406

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	95,660

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			665,000	735,611

Ardagh Glass Finance PLC sr. sec. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	75,000	100,560

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$305,000	266,113

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			365,000	349,488

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)			460,000	568,356

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			120,000	127,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			310,000	320,075

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.546s, 2013 (Netherlands)			105,000	97,650

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			285,000	307,088

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			140,000	147,644

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			295,000	385,957

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			75,000	70,688

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	569,690

Exopack Holding Corp. 144A sr. notes 10s, 2018			185,000	185,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			360,000	361,800

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			105,000	101,850

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			210,000	212,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			200,000	202,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			335,000	320,929

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			1,617,000	1,711,999

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			125,000	103,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			220,000	206,250

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			145,000	153,700

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	280,900

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			155,000	157,325

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	135,000	130,110

International Paper Co. sr. unsec. notes 7.95s, 2018			$505,000	614,701

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	425,953

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			93,000	101,603

Lyondell Chemical Co. company guaranty notes 11s, 2018			436,504	476,881

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			335,000	347,563

Momentive Performance Materials, Inc. notes 9s, 2021			430,000	326,800

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			120,000	88,650

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			185,000	184,075

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			60,000	59,700

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			445,000	477,263

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			268,000	265,990

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			295,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	70,000	95,923

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$275,000	292,875

Pregis Corp. company guaranty notes FRN 6.572s, 2013		EUR	50,000	62,804

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$165,000	157,575

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			395,000	539,085

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			300,000	388,098

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			200,000	200,000

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	51,975

Solo Cup Co. company guaranty notes 10 1/2s, 2013			65,000	65,975

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			265,000	289,513

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			315,000	341,775

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			286,000	298,155

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			260,000	299,000

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)			130,000	115,700

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			250,000	250,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			335,000	338,350

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			175,000	106,750

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)			180,000	196,358

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec notes 6s, 2041 (Canada)			30,000	30,545

				16,184,971
Capital goods (0.9%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017			595,000	629,213

Allison Transmission 144A company guaranty 11s, 2015			239,000	252,145

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			420,000	446,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			105,000	102,900

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			135,000	133,650

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			15,000	14,850

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			245,000	265,825

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	305,000	387,862

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$75,000	81,938

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014			170,000	159,800

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			175,000	175,875

Berry Plastics Corp. notes 9 3/4s, 2021			195,000	194,513

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			100,000	96,500

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	273,148

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			240,000	246,000

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			110,000	114,950

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	78,406

Exide Technologies sr. notes 8 5/8s, 2018			$405,000	311,850

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			265,000	270,963

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			390,000	403,609

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			500,000	512,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			906,000	1,126,034

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			80,000	71,600

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			415,000	399,438

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			165,000	170,775

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	142,001

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016			135,000	142,088

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			190,000	193,325

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			105,000	99,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	104,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	97,000

Ryerson Holding Corp. sr. disc. notes zero %, 2015			105,000	48,038

Ryerson, Inc. company guaranty sr. notes 12s, 2015			520,000	525,200

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			405,000	463,106

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			135,000	140,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	116,600

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	215,250

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			125,000	138,125

Terex Corp. sr. unsec. sub. notes 8s, 2017			440,000	431,200

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			400,000	414,000

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			221,000	238,128

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			330,000	354,750

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	869,440

				11,653,495
Communication services (2.1%)

Adelphia Communications Corp. escrow bonds zero %, 2012			270,000	810

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	196,178

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	197,370

American Tower REIT, Inc. sr. unsec. notes 7s, 2017 (R )			440,000	496,882

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040			111,000	124,864

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			220,000	254,657

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			183,000	224,676

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			715,000	961,736

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			185,000	191,475

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			620,000	686,650

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	85,800

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			125,079	144,466

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			205,000	218,581

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	187,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	158,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			185,000	192,400

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			610,000	629,821

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			500,000	530,000

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			125,000	125,469

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			295,000	273,981

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			555,000	531,413

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			760,000	966,954

Cox Communications, Inc. 144A notes 5 7/8s, 2016			206,000	237,256

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	249,375

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			716,000	716,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	108,000

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	76,653

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			150,000	157,875

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			435,000	606,786

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			165,000	165,825

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			230,000	231,150

Hughes Satellite Systems Corp. 144A sr. notes 6 1/2s, 2019			295,000	307,538

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021			325,000	341,250

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	174,900

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)			247,000	352,202

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	279,236

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			425,000	435,094

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			185,000	189,163

Intelsat Jackson Holding Co. company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			275,000	289,438

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			320,000	323,600

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			529,843	511,299

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,238,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			200,000	193,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	157,500

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	237,374

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	193,094

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			536,000	548,060

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			45,000	44,325

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			215,000	228,169

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	426,300

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			75,000	68,625

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	499,400

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			310,000	306,900

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	280,800

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	253,000

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			115,000	115,434

Qwest Corp. notes 6 3/4s, 2021			825,000	898,065

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	125,877

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)			631,000	695,761

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			20,000	21,750

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			470,000	506,425

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,125,000	802,969

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			550,000	492,938

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			180,000	149,400

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			255,000	267,431

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014			50,000	56,046

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			770,000	869,323

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	236,344

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			18,000	25,164

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			480,000	648,235

Verizon New Jersey, Inc. debs. 8s, 2022			160,000	202,711

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			240,000	299,717

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			180,000	202,050

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			355,000	323,050

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			470,000	420,650

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	91,056

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	416,763

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			165,000	169,125

				25,844,079
Consumer cyclicals (2.7%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	34,300

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			240,000	199,200

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	266,175

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	187,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	399,000

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			115,000	113,563

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			321,000	326,618

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	11,427

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	108,150

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	94,500

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			140,000	104,650

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			150,000	102,750

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			95,000	64,838

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			395,000	253,294

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			70,000	62,300

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	258,000

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	102,125

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	115,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	99,750

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			205,000	200,388

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			5,000	3,425

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,270,000	1,347,788

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			205,000	260,800

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	459,093

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	48,938

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			180,000	129,150

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			230,000	200,675

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			325,000	273,813

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			385,000	400,294

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			375,000	340,313

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			155,000	168,563

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			55,000	56,238

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			374,732	386,442

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			280,000	235,900

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			90,000	60,300

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			125,000	93,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			650,000	702,000

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			195,000	198,900

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			290,000	257,375

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			157,000	166,616

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			240,000	256,853

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			240,000	270,149

DISH DBS Corp. company guaranty 6 5/8s, 2014			10,000	10,675

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			505,000	570,650

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			240,000	258,600

Entercom Radio, LLC 144A company guaranty sr. sub. notes 10 1/2s, 2019			245,000	245,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			185,000	206,275

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			356,000	389,820

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			375,000	360,000

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			355,000	418,013

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			125,000	134,375

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			485,000	486,258

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			470,000	487,625

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			300,000	283,500

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	192,850

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	444,663

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			515,000	563,925

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			305,000	285,175

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	187,575

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			720,000	763,200

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	63,014

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$240,000	254,400

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			75,000	84,457

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			90,000	95,400

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,053,000	1,034,573

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			265,000	275,600

Liberty Interactive, LLC debs. 8 1/4s, 2030			245,000	235,506

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			235,000	249,100

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			415,000	367,275

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			255,000	284,632

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			255,000	11,475

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			370,000	362,600

MGM Resorts International company guaranty sr. notes 9s, 2020			60,000	66,450

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	87,875

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			130,000	123,500

MGM Resorts International sr. notes 10 3/8s, 2014			30,000	34,275

MGM Resorts International sr. notes 6 3/4s, 2012			436,000	441,450

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	190,782

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			660,000	561,000

Navistar International Corp. sr. notes 8 1/4s, 2021			337,000	357,220

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			205,000	195,263

News America Holdings, Inc. company guaranty 7 3/4s, 2024			350,000	432,586

News America Holdings, Inc. debs. 7 3/4s, 2045			510,000	624,429

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			210,000	226,800

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			100,000	84,500

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			215,000	203,713

Owens Corning company guaranty sr. unsec. notes 9s, 2019			670,000	798,975

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			145,000	157,688

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			405,000	415,125

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,150

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	204,250

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			40,000	42,300

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			400,000	396,000

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			240,000	237,600

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			200,000	161,000

QVC Inc. 144A sr. notes 7 3/8s, 2020			155,000	165,463

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	296,400

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	69,600

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			355,000	380,738

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			300,000	315,750

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			310,000	316,200

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			335,000	256,275

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			210,000	213,150

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			70,000	69,300

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			320,000	349,600

Sears Holdings Corp. company guaranty 6 5/8s, 2018			200,000	152,000

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			30,000	28,650

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			105,000	107,625

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			390,000	420,489

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	83,210

Time Warner, Inc. debs. 9.15s, 2023			25,000	34,196

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			65,000	65,650

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			555,000	607,031

Travelport, LLC company guaranty 11 7/8s, 2016			50,000	14,500

Travelport, LLC company guaranty 9 7/8s, 2014			135,000	80,325

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			185,000	102,213

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	140,000	184,277

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			$370,000	394,975

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	218,400

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,165,975

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	58,847

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	68,977

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	167,450

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			155,000	172,050

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			455,000	516,425

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			300,000	315,000

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			445,000	449,450

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	161,875

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			498,000	512,940

				33,740,639
Consumer staples (1.5%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			190,000	211,375

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			310,000	417,078

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			40,000	53,710

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	381,161

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	82,400

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			70,000	72,450

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			145,000	146,088

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	32,865

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			253,000	259,877

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			175,000	190,531

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			60,000	58,800

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			153,201	145,924

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	136,800

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			229,929	181,644

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	384,563

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			570,000	619,875

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			425,000	486,824

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	299,425

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			65,000	69,225

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	286,375

Delhaize Group company guaranty sr. unsec. bond 5 7/8s, 2014 (Belgium)			310,000	335,300

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			390,000	457,639

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)			165,000	220,209

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	306,019

Dole Food Co. sr. notes 13 7/8s, 2014			88,000	101,640

Dole Food Co. 144A sr. notes 8s, 2016			190,000	198,075

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	249,600

General Mills, Inc. sr. unsec. notes 5.65s, 2019			170,000	201,949

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			492,000	525,195

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			24,000	24,120

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	99,275

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	332,156

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$325,000	368,469

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			765,000	715,275

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			27,000	32,118

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	539,600

Kroger Co. company guaranty 6.4s, 2017			118,000	140,340

Kroger Co. sr. notes 6.15s, 2020			40,000	48,692

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015			65,000	68,413

Landry's, Inc. company guaranty sr. notes 11 5/8s, 2015			45,000	47,363

Landry's, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			105,000	110,513

Libbey Glass, Inc. sr. notes 10s, 2015			117,000	125,190

McDonald's Corp. sr. unsec. bond 6.3s, 2037			302,000	419,183

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	509,529

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			125,000	131,563

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	467,123

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			475,000	487,469

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	322,875

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			290,000	272,238

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			545,000	579,744

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			225,000	224,719

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			737,000	672,513

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	88,400

Roadhouse Financing, Inc. notes 10 3/4s, 2017			170,000	165,325

RSC Equipment Rental, Inc. 144A sr. sec. notes 10s, 2017			130,000	151,450

Service Corporation International sr. notes 7s, 2019			115,000	121,038

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			645,000	698,213

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			510,000	592,875

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			155,000	169,531

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			168,907	183,686

Spectrum Brands, Inc. 144A company guaranty notes 9 1/2s, 2018			110,000	120,313

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	201,000

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			285,000	329,175

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			60,000	58,650

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			180,000	188,550

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			525,000	577,500

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			115,000	116,150

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	153,838

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	261,769

				18,028,559
Energy (2.0%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			185,000	178,988

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			195,000	189,150

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			1,040,000	1,258,276

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			180,000	203,813

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			35,000	40,570

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021			525,000	566,714

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			240,000	245,400

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			250,000	255,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			105,000	105,525

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			120,000	78,900

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	927,830

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			385,000	388,850

Carrizo Oil & Gas, Inc. 144A company guaranty sr. unsec notes 8 5/8s, 2018			65,000	65,325

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	216,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			455,000	470,925

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			10,000	10,125

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013			225,000	237,938

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	105,000

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			260,000	270,400

Complete Production Services, Inc. company guaranty 8s, 2016			395,000	410,800

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	286,688

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			525,000	580,125

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	339,450

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	40,400

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			320,000	349,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	378,833

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			145,000	150,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			580,000	548,100

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	127,600

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			185,000	172,975

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			265,000	277,588

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			507,000	514,605

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			324,000	364,866

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,119,610

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			425,000	425,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			645,000	670,800

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			205,000	199,363

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			75,000	75,469

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			231,000	232,155

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			105,000	79,275

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	87,737

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	245,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			275,000	284,969

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			355,000	376,300

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	192,648

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			205,000	209,613

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016			275,000	192,500

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			80,000	81,849

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			145,000	148,625

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			115,000	123,050

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			335,000	338,769

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	565,644

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			285,000	308,156

Peabody Energy Corp. company guaranty 7 3/8s, 2016			405,000	445,500

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,250

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			540,000	550,800

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,980,000	1,549,093

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			345,000	374,325

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			390,000	408,525

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			375,000	425,625

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			110,000	122,100

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	340,200

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			810,000	814,050

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	59,550

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			135,000	136,350

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	610,578

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			125,000	130,000

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021			110,000	113,300

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	278,182

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	56,650

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	75,000

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			230,000	311,120

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	123,048

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	145,235

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)			95,000	104,479

Whiting Petroleum Corp. company guaranty 7s, 2014			385,000	410,025

Williams Cos., Inc. (The) notes 7 3/4s, 2031			14,000	17,415

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			39,000	47,998

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			150,000	153,563

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			325,000	326,625

				24,620,802
Financials (3.5%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.002s, 2014 (United Kingdom)			285,000	259,459

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			205,000	188,088

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	500,338

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	202,566

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	168,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			140,000	143,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	141,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			177,000	153,781

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	152,288

American Express Co. sr. unsec. notes 8 1/8s, 2019			870,000	1,124,798

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			270,000	240,300

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	877,183

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			640,000	621,680

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			240,000	241,697

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	225,478

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)			390,000	396,322

Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014			610,000	654,498

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			30,000	31,147

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,255

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			230,000	148,925

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			470,000	492,156

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			980,000	886,173

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014			135,000	146,817

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			240,000	281,364

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			34,875	34,840

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	387,692

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			235,000	230,300

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			345,000	357,938

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	87,125

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			280,000	322,700

CIT Group, Inc. 144A bonds 7s, 2017			1,345,000	1,343,319

CIT Group, Inc. 144A bonds 7s, 2016			585,000	584,269

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	315,675

Citigroup, Inc. sr. notes 6 1/2s, 2013			745,000	775,517

Citigroup, Inc. sub. notes 5s, 2014			839,000	830,365

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			277,000	256,897

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036			545,000	471,430

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			145,000	152,975

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			255,000	252,450

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			352,000	286,000

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 1.147s, 2017 (Switzerland)			274,000	181,909

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			820,000	834,166

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			235,000	168,025

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	454,163

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	174,600

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			185,000	209,050

GATX Financial Corp. notes 5.8s, 2016			120,000	129,148

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			975,000	957,938

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.653s, 2016			600,000	549,081

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			805,000	942,608

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,099,962

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			433,000	405,010

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	359,615

HSBC Finance Capital Trust IX FRN 5.911s, 2035			700,000	581,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			879,000	909,235

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			190,000	188,575

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			35,000	35,088

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			585,000	608,400

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	23,063

JPMorgan Chase & Co. sr. notes 6s, 2018			1,282,000	1,430,300

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017			330,000	354,983

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036			343,000	344,286

Lehman Brothers E-Capital Trust I FRN zero %, 2065 (In default)(NON)			1,845,000	185

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			335,000	337,094

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			210,000	186,900

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			490,000	463,109

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012			625,000	630,864

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017			10,000	9,683

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			1,470,000	1,449,330

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			300,000	311,250

MetLife, Inc. sr. unsec. 6 3/4s, 2016			130,000	149,765

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,255,000	1,291,231

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			115,000	113,994

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			245,000	261,538

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	132,142

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	225,809

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			310,000	307,675

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			280,000	281,400

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	537,425

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			555,000	560,550

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			155,000	144,538

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	107,800

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			225,000	256,500

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			305,000	213,500

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			440,000	410,171

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			110,000	113,988

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	123,880

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	162,922

Simon Property Group LP sr. unsec. unsub. notes 4 1/8s, 2021(R)			55,000	57,598

SLM Corp. sr. notes Ser. MTN, 8s, 2020			220,000	222,200

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			135,000	139,050

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			780,000	748,800

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.546s, 2037			475,000	316,467

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			45,000	41,063

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			465,000	473,908

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			225,000	233,347

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			1,900,000	1,843,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			405,000	419,142

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,840,500

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	276,056

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	118,632

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	75,365

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	517,634

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity (Australia)			295,000	287,014

Willis Group North America, Inc. company guaranty 6.2s, 2017			70,000	76,966

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			312,000	280,800

				43,169,495
Health care (1.0%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			288,000	337,855

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	357,615

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	715,142

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	568,741

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	210,700

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			150,000	162,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	299,425

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	329,904

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			$490,000	503,995

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	130,497

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	486,413

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			70,000	71,925

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			210,000	214,988

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			390,000	416,325

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			225,000	224,438

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			155,000	165,075

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			275,000	288,750

HCA, Inc. sr. notes 6 1/2s, 2020			870,000	900,450

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			250,000	255,625

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			48,000	48,960

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			335,000	346,725

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			470,000	410,075

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			260,000	273,000

Johnson & Johnson sr. unsec. notes 4.85s, 2041			700,000	839,994

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			370,000	362,600

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	218,400

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	118,113

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			75,000	72,000

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			82,392	82,186

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	208,500

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			54,000	61,695

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,988

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			305,000	310,338

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Netherland Antilles)			295,000	306,788

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			125,000	124,688

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	718,857

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			35,000	36,782

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	39,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	104,738

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	39,950

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	6,250

WellPoint, Inc. notes 7s, 2019			220,000	266,943

				11,810,933
Technology (1.0%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			15,000	15,563

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			315,000	323,663

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			200,000	143,500

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			140,000	126,000

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			475,000	427,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			145,000	140,650

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			460,000	356,500

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			165,000	128,700

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	895,439

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			222,000	217,560

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			470,000	551,932

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			295,000	281,725

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			145,000	156,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	102,838

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			375,000	326,250

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			1,438,166	1,371,651

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			320,000	286,400

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			130,000	122,200

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			158,000	164,715

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	95,920

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			285,000	304,594

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			235,000	253,389

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	177,835

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	384,810

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	287,869

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	111,038

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			625,000	651,563

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			173,000	148,780

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	107,686

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	637,640

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s, 2015 (Netherlands)			150,000	157,500

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			360,000	392,400

NXP BV/NXP Funding, LLC 144A sr. sec. notes 10s, 2013 (Netherlands)			15,000	16,238

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	261,930

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			340,000	346,481

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			195,000	207,431

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			10,000	10,363

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			210,000	215,775

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	290,125

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			336,000	411,482

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	141,718

				11,751,953
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	329,800

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			290,000	298,700

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	185,286

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	275,468

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			412,305	443,228

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019			433,543	431,917

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			282,000	308,085

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			315,000	331,538

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			115,000	126,133

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			132,120	131,129

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			305,000	129,625

				2,990,909
Utilities and power (1.4%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			412,000	430,110

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			520,000	572,000

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			165,000	177,788

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	167,342

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041			210,000	235,711

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			45,000	59,519

Beaver Valley Funding Corp. sr. bonds 9s, 2017			137,000	144,134

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016			404,000	453,764

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			277,334	299,521

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			230,000	248,400

Calpine Corp. 144A sr. notes 7 1/4s, 2017			595,000	624,750

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			50,000	55,061

Commonwealth Edison Co. 1st mtge. 6.15s, 2017			130,000	153,346

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			133,000	163,104

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			165,000	178,200

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			350,000	372,750

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.879s, 2066			823,000	691,625

Dominion Resources, Inc. unsub. notes 5.7s, 2012			535,000	552,938

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	584,861

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			510,000	334,050

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			80,000	58,400

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			35,000	33,950

Edison Mission Energy sr. unsec. notes 7.2s, 2019			400,000	250,000

Edison Mission Energy sr. unsec. notes 7s, 2017			5,000	3,250

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			215,000	248,325

El Paso Corp. sr. unsec. notes 7s, 2017			700,000	766,956

Electricite de France 144A notes 6 1/2s, 2019 (France)			375,000	424,211

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	105,000

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			265,000	268,975

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			159,000	167,745

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			305,000	333,213

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			350,000	357,585

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021			120,000	117,552

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042			225,000	245,135

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016			205,000	212,267

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			425,000	431,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	65,813

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			230,000	248,400

ITC Holdings Corp. 144A notes 5 7/8s, 2016			260,000	296,006

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	355,858

Kansas Gas and Electric Co. bonds 5.647s, 2021			65,958	70,271

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			410,000	482,088

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	181,541

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			400,000	497,916

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			265,000	331,460

NRG Energy, Inc. company guaranty 7 3/8s, 2017			110,000	113,575

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	716,625

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			155,000	160,604

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			255,000	315,649

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			456,000	522,548

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			12,240	12,240

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			185,000	206,345

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	202,877

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			629,000	622,710

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	317,413

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,215

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	101,750

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			479,211	171,318

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			200,000	169,750

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			615,000	650,071

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			180,000	180,606

Union Electric Co. sr. sec. notes 6.4s, 2017			320,000	382,498

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			75,000	89,104

				17,999,164

Total corporate bonds and notes (cost $211,373,352)				$217,794,999

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 4 1/2s, TBA, January 1, 2042			$8,000,000	$8,718,125

				8,718,125
U.S. Government Agency Mortgage Obligations (13.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			856,997	880,798

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2042			46,000,000	50,089,685
4s, TBA, January 1, 2042			37,000,000	38,861,563
4s, TBA, January 1, 2027			38,000,000	40,081,093
3 1/2s, March 1, 2041			934,165	961,715
3 1/2s, TBA, January 1, 2042			33,000,000	33,943,595
3 1/2s, TBA, December 1, 2041			3,000,000	3,088,125

				167,906,574

Total U.S. government and agency mortgage obligations (cost $175,287,616)				$176,624,699

MORTGAGE-BACKED SECURITIES (4.2%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1, 3.31s, 2036			$775,087	$325,537

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.484s, 2046			1,395,803	600,195

American Home Mortgage Investment Trust FRB Ser. 06-2, Class 1A2, 0.454s, 2046			2,930,916	996,511

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			626,878	640,075
FRB Ser. 07-3, Class A3, 5.622s, 2049			787,000	820,706
Ser. 07-1, Class XW, IO, 0.283s, 2049			9,211,343	107,957

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042			5,908,680	112,407
Ser. 04-5, Class XC, IO, 0.721s, 2041			6,218,419	110,197
Ser. 02-PB2, Class XC, IO, 0.57s, 2035			2,297,497	7,352
Ser. 07-5, Class XW, IO, 0.421s, 2051			19,341,694	320,473

Bear Stearns Alt-A Trust FRB Ser. 06-3, Class 33A1, 5.517s, 2036			1,252,289	522,831

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.298s, 2032			189,000	195,814
Ser. 04-PR3I, Class X1, IO, 0.256s, 2041			2,191,447	37,656

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.166s, 2038			8,363,443	133,815

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			380,000	351,025

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.156s, 2049			69,504,028	896,602

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.366s, 2049			9,598,301	132,457
Ser. 07-CD4, Class XC, IO, 0.169s, 2049			52,323,971	460,451
Ser. 07-CD5, Class XS, IO, 0.064s, 2044			2,902,549	10,968

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031			111,942	115,327
Ser. 98-C2, Class F, 5.44s, 2030			1,546,673	1,608,430

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.202s, 2043			38,532,161	345,402
Ser. 06-C8, Class XS, IO, 0.171s, 2046			37,946,096	498,342
Ser. 05-C6, Class XC, IO, 0.064s, 2044			25,278,896	140,253

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036			2,035,232	1,154,994
FRB Ser. 06-OA10, Class 3A1, 0.484s, 2046			6,065,248	2,620,794

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.795s, 2039			508,644	510,860
Ser. 06-C5, Class AX, IO, 0.156s, 2039			16,286,080	228,819

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.105s, 2049			45,814,572	276,399

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			483,000	446,386

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			410,000	430,500
FRB Ser. 03-CK2, Class G, 5.744s, 2036			495,000	484,239
Ser. 03-C3, Class AX, IO, 1.733s, 2038			8,912,869	141,296
Ser. 02-CP3, Class AX, IO, 1.381s, 2035			12,832,979	51,704
Ser. 04-C4, Class AX, IO, 1.02s, 2039			3,061,309	66,626

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR3, Class A5, 0.464s, 2036			617,282	376,542

DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B4, 6.1s, 2032			555,741	550,184

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037			418,191	652,226
IFB Ser. 2979, Class AS, 23.253s, 2034			64,740	86,689
IFB Ser. 3072, Class SM, 22.776s, 2035			196,712	296,748
IFB Ser. 3072, Class SB, 22.63s, 2035			201,581	302,795
IFB Ser. 3249, Class PS, 21.357s, 2036			291,948	422,772
IFB Ser. 2990, Class LB, 16.234s, 2034			399,251	538,713
IFB Ser. 3287, Class SE, IO, 6.422s, 2037			2,254,021	289,506
IFB Ser. 3835, Class SC, IO, 6.372s, 2038			2,193,683	389,401
IFB Ser. 3708, Class SQ, IO, 6.272s, 2040			1,837,645	242,422
IFB Ser. 3934, Class SA, IO, 6.122s, 2041			3,927,820	677,902
Ser. 3747, Class HI, IO, 4 1/2s, 2037			113,045	13,495
Ser. 3751, Class MI, IO, 4s, 2034			3,356,414	203,566
Ser. 3707, Class HI, IO, 4s, 2023			192,057	7,750
Ser. 3327, Class IF, IO, zero %, 2037			12,452	1
Ser. 3391, PO, zero %, 2037			42,863	37,597
Ser. 3206, Class EO, PO, zero %, 2036			27,877	25,394
FRB Ser. 3326, Class YF, zero %, 2037			20,685	19,017
FRB Ser. 3117, Class AF, zero %, 2036			25,895	21,875
FRB Ser. 3326, Class WF, zero %, 2035			38,960	35,802
FRB Ser. 3036, Class AS, zero %, 2035			34,070	29,315

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.138s, 2036			198,551	341,076
Ser. 07-14, Class KO, PO, zero %, 2037			142,321	128,459
Ser. 06-125, Class OX, PO, zero %, 2037			21,049	19,799
Ser. 06-84, Class OT, PO, zero %, 2036			22,097	20,481
IFB Ser. 05-45, Class DA, 23.343s, 2035			766,922	1,217,573
IFB Ser. 07-53, Class SP, 23.123s, 2037			294,409	448,480
IFB Ser. 05-75, Class GS, 19.369s, 2035			216,824	305,790
IFB Ser. 05-106, Class JC, 19.214s, 2035			115,229	177,909
IFB Ser. 05-83, Class QP, 16.631s, 2034			73,707	99,061
IFB Ser. 404, Class S13, IO, 6.106s, 2040			2,498,955	354,239
FRB Ser. 06-104, Class EK, zero %, 2036			4,518	4,383
Ser. 06-46, Class OC, PO, zero %, 2036			43,283	39,152

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			874,463	21,862

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.269s, 2033			639,729	26

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			580,000	596,756
Ser. 97-C2, Class G, 7 1/2s, 2029			185,000	196,100

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.141s, 2043			13,250,993	100,708
Ser. 07-C1, Class XC, IO, 0.091s, 2049			60,653,084	305,388
Ser. 05-C3, Class XC, IO, 0.081s, 2045			183,551,380	857,510

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041			440,000	418,293
Ser. 05-C1, Class X1, IO, 0.239s, 2043			10,756,027	146,045

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			43,386	37,312

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038			125,143	20,570
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040			102,355	16,700
IFB Ser. 10-31, Class HS, IO, 6.315s, 2039			169,148	26,864
IFB Ser. 10-53, Class SA, IO, 6.215s, 2039			436,782	69,309
IFB Ser. 10-120, Class SB, IO, 5.915s, 2035			264,096	28,332
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040			82,224	13,636
IFB Ser. 11-35, Class AS, IO, 5.815s, 2037			2,721,018	293,470
Ser. 11-140, Class CI, IO, 5s, 2040			6,036,171	823,575
Ser. 10-68, Class MI, IO, 5s, 2039			264,169	40,328
Ser. 10-150, Class WI, IO, 5s, 2038			2,715,480	345,871
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			108,667	17,998
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			3,167,303	501,891
Ser. 10-103, Class IN, IO, 4 1/2s, 2039			91,510	11,507
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,278,907	300,164
Ser. 10-107, Class PI, IO, 4 1/2s, 2036			205,467	21,313
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			5,033,971	520,613
Ser. 06-36, Class OD, PO, zero %, 2036			17,864	16,455
Ser. 99-31, Class MP, PO, zero %, 2029			26,470	24,527
FRB Ser. 07-35, Class UF, zero %, 2037			5,287	5,200

Greenpoint Mortgage Funding Trust FRB Ser. 06-AR1, Class GA1B, 0.464s, 2036			5,167,698	2,596,768

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			361,000	356,007

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.417s, 2042			24,320,562	393,434

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			152,427	153,070

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			194,541	196,000
Ser. 06-GG6, Class XC, IO, 0.073s, 2038			28,522,043	51,825

Harborview Mortgage Loan Trust
FRB Ser. 05-16, Class 3A1A, 0.535s, 2036			1,554,291	833,566
FRB Ser. 06-8, Class 2A1A, 0.477s, 2036			1,258,763	739,523

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.474s, 2037			704,542	328,493

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.494s, 2037			2,507,236	1,009,162

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.657s, 2041(F)			488,000	452,142
Ser. 06-LDP8, Class X, IO, 0.555s, 2045			14,460,080	294,161
Ser. 07-LDPX, Class X, IO, 0.327s, 2049			18,977,764	220,332

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032			20,247	20,270
Ser. 05-LDP2, Class X1, IO, 0.287s, 2042			39,527,783	514,336
Ser. 05-CB12, Class X1, IO, 0.109s, 2037			8,964,231	72,395
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043			23,179,471	78,022

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			149,428	142,330
Ser. 99-C1, Class G, 6.41s, 2031			159,961	139,566
Ser. 98-C4, Class G, 5.6s, 2035			132,000	136,831
Ser. 98-C4, Class H, 5.6s, 2035			223,000	241,303

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039(F)			733,000	745,541
Ser. 07-C2, Class XW, IO, 0.53s, 2040			4,078,333	81,481

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.664s, 2038			8,449,538	212,438
Ser. 06-C7, Class XCL, IO, 0.287s, 2038			14,601,582	257,849
Ser. 05-C2, Class XCL, IO, 0.263s, 2040			20,194,074	155,777
Ser. 05-C3, Class XCL, IO, 0.259s, 2040			20,076,717	345,199
Ser. 06-C6, Class XCL, IO, 0.207s, 2039			50,787,070	899,287
Ser. 05-C5, Class XCL, IO, 0.188s, 2040			26,852,465	388,958
Ser. 07-C2, Class XCL, IO, 0.178s, 2040			35,046,541	438,467
Ser. 05-C7, Class XCL, IO, 0.114s, 2040			27,231,794	149,720

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.392s, 2028			61,023	1,373

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050			254,000	264,706
Ser. 05-MCP1, Class XC, IO, 0.178s, 2043			11,667,078	122,084

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.885s, 2039			6,782,356	137,973

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.68s, 2045			2,031,918	101,596
Ser. 05-C3, Class X, IO, 5.65s, 2044			552,052	33,123
Ser. 07-C5, Class X, IO, 4.764s, 2049			561,264	40,692

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.745s, 2041			695,296	701,679
Ser. 07-IQ14, Class A2, 5.61s, 2049			486,238	503,677
FRB Ser. 07-HQ12, Class A2, 5.6s, 2049			676,577	687,767
FRB Ser. 07-HQ12, Class A2FL, 0.528s, 2049			672,054	631,731

Morgan Stanley Capital I 144A
Ser. 03-IQ6, Class C, 5.093s, 2041(F)			430,000	431,597
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042			13,292,169	64,334

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			384,000	370,310

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			561,714	561,826

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.726s, 2012			74	—

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			127,000	129,540

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			118,000	5,900

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)			1,070,000	955,235

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043			528,000	533,623
Ser. 06-C29, IO, 0.395s, 2048			66,621,125	1,013,974
Ser. 07-C34, IO, 0.378s, 2046			10,496,930	162,702

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.155s, 2042			17,948,991	163,515
Ser. 06-C26, Class XC, IO, 0.048s, 2045			12,023,171	34,867
Ser. 06-C23, Class XC, IO, 0.047s, 2045			27,946,321	126,876

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.444s, 2036			973,978	357,937

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036			46,000	22,310
Ser. 05-C1A, Class C, 4.9s, 2036			75,000	75,236

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.524s, 2037			2,287,905	1,226,045

Total mortgage-backed securities (cost $48,409,308)				$52,164,318

INVESTMENT COMPANIES (1.6%)(a)
			Shares	Value

Financial Select Sector SPDR Fund			191,900	$2,494,700

Gladstone Investment Corp.			14,490	105,342

Market Vectors Gold Miners ETF			3,347	172,136

SPDR S&P 500 ETF Trust			133,631	16,770,691

Total investment Companies (cost $19,058,664)				$19,542,869

PURCHASED OPTIONS OUTSTANDING (1.3%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		$2,538,083	$67,183

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		2,538,083	76

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		607,000	4,631

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		607,000	4,637

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		14,472,000	70,623

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		14,472,000	2,460

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		607,000	4,631

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		607,000	5,785

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		1,714,000	10,575

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		686,000	9,721

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		607,000	4,637

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,561,931	315,322

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,561,931	6,021

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,404,828	804,767

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,404,828	14,027

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,685,794	853,123

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,685,794	25,363

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		6,404,828	793,622

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		6,404,828	705,940

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		6,404,828	21,072

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		6,404,828	15,436

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		3,452,000	10,460

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		607,000	5,785

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	5,135

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		3,452,000	79,120

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		1,578,000	29,477

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		1,578,000	33,170

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	5,135

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		3,452,000	79,120

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		1,578,000	36,831

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		5,457,000	95,770

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		12,711,100	883,167

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		12,711,100	130,111

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		1,578,000	40,192

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		1,578,000	43,427

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		1,578,000	46,646

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		11,757,716	42,916

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		11,757,716	12

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,757,716	43,739

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,757,716	705

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		607,000	4,631

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		607,000	5,785

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		3,430,000	47,814

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		607,000	4,637

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	5,135

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		3,256,000	57,957

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		3,256,000	51,705

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		607,000	4,631

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		336,000	7,113

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		336,000	5,940

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		3,430,000	47,814

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		336,000	8,776

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		336,000	7,570

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		712,000	19,181

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	5,135

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		336,000	9,499

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		336,000	8,306

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		336,000	10,144

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		336,000	8,985

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		336,000	10,860

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		336,000	9,640

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		336,000	12,580

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		336,000	11,330

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		936,000	90,811

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		936,000	58,508

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		2,031,769	194,075

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		2,031,769	121,195

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		936,000	101,799

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		936,000	68,830

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		336,000	12,029

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		336,000	10,762

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		336,000	11,414

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		336,000	10,188

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		3,452,000	11,357

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		936,000	39,059

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		936,000	3,557

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60		6,534,340	1,382,013

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60		6,534,340	7

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		936,000	59,258

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		936,000	23,559

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		3,940,708	109,355

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		3,940,708	985

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		3,256,000	47,114

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		3,256,000	40,765

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		7,526,000	20,170

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		7,526,000	1,957

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		712,000	16,212

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		3,256,000	32,462

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		3,256,000	25,885

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		936,000	77,622

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		936,000	44,636

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		336,000	7,940

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		336,000	6,780

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		712,000	23,517

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		607,000	5,785

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		3,452,000	80,777

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		607,000	4,637

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		3,452,000	11,012

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		607,000	4,631

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		607,000	5,785

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		3,430,000	38,519

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,013,837	757,443

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,013,837	12,809

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		6,403,144	778,814

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		6,403,144	14,599

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	5,135

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		607,000	4,637

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		21,562,300	2,863,452

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		21,562,300	762,702

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		2,918,500	1,014,614

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		2,918,500	157,932

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		2,918,500	1,056,062

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		2,918,500	148,773

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	14,050,000	748

Total purchased options outstanding (cost $11,321,441)				$16,291,020

ASSET-BACKED SECURITIES (1.1%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.444s, 2036			$549,000	$220,677

Conseco Finance Securitizations Corp. FRB Ser. 02-1, Class M1A, 2.32s, 2033			1,996,000	1,743,193

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF9, Class 2A3, 0.454s, 2036			4,331,335	2,079,041

GE Business Loan Trust 144A Ser. 04-2, Class D, 3.028s, 2032			79,975	31,910

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019			489,783	234,280
Ser. 96-6, Class M1, 7.95s, 2027			1,222,000	1,222,000
Ser. 97-6, Class M1, 7.21s, 2029			688,000	600,319
Ser. 99-3, Class A8, 7.06s, 2031			532,000	453,530
Ser. 93-3, Class B, 6.85s, 2018			29,284	26,428

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.544s, 2035			376,231	282,173
FRB Ser. 06-3, Class A2, 0.484s, 2036			1,194,376	516,568
FRB Ser. 07-3, Class 2A1A, 0.194s, 2047			2,462,991	1,009,826

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			154,577	154,927

Oakwood Mortgage Investors, Inc.
Ser. 95-B, Class B1, 7.55s, 2021			83,585	63,218
Ser. 01-C, Class A4, 7.405s, 2030			731,210	394,854
Ser. 98-A, Class M, 6.825s, 2028			219,000	214,087
Ser. 01-E, Class A4, 6.81s, 2031			852,167	673,212
Ser. 01-C, Class A3, 6.61s, 2021			596,478	293,765
Ser. 01-D, Class A2, 5.26s, 2019			751,648	435,956

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.454s, 2037			781,912	489,341

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.504s, 2036			1,061,000	301,653

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.444s, 2036			2,931,504	1,583,012

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			378,473	45,417

Total asset-backed securities (cost $15,564,507)				$13,069,387

FOREIGN GOVERNMENT BONDS AND NOTES (1.0%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$115,000	$96,913

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			880,000	860,130

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,110,000	4,739,525

Brazil (Federal Republic of) notes 10s, 2012		BRL	5,525	3,104,080

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			$560,000	599,200

Poland (Government of) sr. unsec. bonds 5s, 2022			710,000	713,243

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	145,250

Ukraine (Government of) 144A bonds 7 3/4s, 2020			525,000	454,125

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,200,000	2,112,000

Total foreign government bonds and notes (cost $13,514,187)				$12,824,466

SENIOR LOANS (0.6%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$215,000	$186,378

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			304,654	301,227

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			74,063	72,550

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			229,243	198,786

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			369,592	365,280

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.51s, 2014			77,964	66,432

Claire's Stores, Inc. bank term loan FRN 3.039s, 2014			216,367	186,684

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.66s, 2014			120,000	104,550

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			78,264	77,873

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			169,575	160,672

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			228,275	222,188

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			109,450	106,167

First Data Corp. bank term loan FRN 4.294s, 2018			647,458	541,090

First Data Corp. bank term loan FRN Ser. B3, 3.044s, 2014			68,903	62,070

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			173,875	171,348

Goodman Global, Inc. bank term loan FRN 9s, 2017			282,273	282,449

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			156,044	155,581

Grifols SA bank term loan FRN Ser. B, 6s, 2017 (Spain)			144,275	143,554

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			332,488	320,435

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			98,274	100,239

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			101,983	104,022

Intelsat SA bank term loan FRN 3.391s, 2014 (Luxembourg)			540,000	512,730

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			260,000	262,093

National Bedding Co., LLC bank term loan FRN Ser. B, 4 1/8s, 2013			41,934	41,253

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	187,891

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			49,650	48,347

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			175,000	174,289

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			390,000	389,513

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			299,250	295,260

Samson Investment Co. bank term loan FRN 8s, 2018(F)			630,000	625,275

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	74,625

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.776s, 2017			933,336	589,816

Univision Communications, Inc. bank term loan FRN 4.51s, 2017			120,292	107,135

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013			24,755	24,538

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016			60,208	59,706

Total senior loans (cost $7,723,938)				$7,322,046

COMMODITY LINKED NOTES (0.3%)(a)
			Principal amount	Value

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite Index) (Jersey)			$4,332,000	$3,470,741

Total commodity Linked Notes (cost $4,332,000)				$3,470,741

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			4,068	$220,181

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			7,508	144,304

General Motors Co. Ser. B, $2.375 cv. pfd.			5,621	193,222

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			912	456

Lucent Technologies Capital Trust I 7.75% cv. pfd.			218	133,253

Total convertible preferred stocks (cost $1,695,220)				$691,416

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			499	$357,705

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,485	299,480

Total preferred stocks (cost $680,522)				$657,185

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$125,000	$117,813

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			39,000	55,916

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (0s, 3/1/16) 2026(STP)			225,000	165,938

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			135,000	146,981

TUI Travel PLC cv. sr. unsec. unsub. bonds 6s, 2014 (United Kingdom)		GBP	100,000	135,116

Total convertible bonds and notes (cost $603,895)				$621,764

U.S. TREASURY OBLIGATIONS (—%)(a)(i)
			Principal amount	Value

U.S. Treasury Notes 1s, March 31, 2012			$441,000	$443,136

Total U.S. treasury Obligations (cost $443,136)				$443,136

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$105,000	$108,991
4.071s, 1/1/14			315,000	324,047

Total municipal bonds and notes (cost $420,000)				$433,038

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$644

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	50,760	12,182

Total warrants (cost $10,263)				$12,826

SHORT-TERM INVESTMENTS (34.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.14%(d)			1,853,874	$1,853,874

Putnam Money Market Liquidity Fund 0.05%(e)			242,116,652	242,116,652

SSgA Prime Money Market Fund 0.08%(P)			5,785,000	5,785,000

Federal National Mortgage Association discount note with effective yields ranging from 0.064% to 0.065%, May 23, 2012			$15,000,000	14,998,830

Federal National Mortgage Association discount note with an effective yield of 0.020%, February 8, 2012(SEGSF)			20,000,000	19,999,578

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 27, 2012			12,000,000	11,996,936

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.187% to 0.188%, January 18, 2012			10,000,000	9,999,103

Straight-A Funding, LLC commercial paper with an effective yield of 0.096%, January 12, 2012			15,000,000	14,999,542

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.105%, November 15, 2012(SEG)(SEGSF)			42,542,000	42,509,243

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEG)(SEGSF)			14,703,000	14,696,340

U.S. Treasury Bills with effective yields ranging from 0.087% to 0.105%, July 26, 2012(SEG)(SEGSF)			1,303,000	1,302,592

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.110%, May 3, 2012(SEG)(SEGSF)			26,353,000	26,350,786

U.S. Treasury Bills with effective yields ranging from 0.011% to 0.013%, February 16, 2012(SEGSF)			10,000,000	9,999,834

U.S. Treasury Bills with effective yields ranging from 0.009% to 0.072%, February 9, 2012(SEGSF)			6,469,000	6,468,613

Total short-term investments (cost $423,055,982)				$423,076,923

TOTAL INVESTMENTS

Total investments (cost $1,433,014,260)(b)				$1,488,954,691

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $394,516,561) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/18/12	$9,445,675	$9,423,974	$(21,701)
	Brazilian Real	Buy	1/18/12	592,711	613,496	(20,785)
	Brazilian Real	Sell	1/18/12	592,711	591,258	(1,453)
	British Pound	Sell	1/18/12	2,143,348	2,169,210	25,862
	Canadian Dollar	Sell	1/18/12	1,274,662	1,275,105	443
	Chilean Peso	Buy	1/18/12	180,026	179,725	301
	Chilean Peso	Sell	1/18/12	180,026	181,605	1,579
	Czech Koruna	Sell	1/18/12	188,661	197,719	9,058
	Euro	Sell	1/18/12	5,477,605	5,750,723	273,118
	Hungarian Forint	Buy	1/18/12	97,476	104,925	(7,449)
	Japanese Yen	Sell	1/18/12	143,180	141,923	(1,257)
	Mexican Peso	Buy	1/18/12	619,849	619,319	530
	Mexican Peso	Sell	1/18/12	619,798	637,664	17,866
	Norwegian Krone	Sell	1/18/12	3,072,530	3,165,801	93,271
	Russian Ruble	Buy	1/18/12	84,485	87,795	(3,310)
	Russian Ruble	Sell	1/18/12	84,485	84,838	353
	Singapore Dollar	Buy	1/18/12	631,791	629,924	1,867
	Singapore Dollar	Sell	1/18/12	631,791	640,234	8,443
	South African Rand	Buy	1/18/12	520,777	524,602	(3,825)
	South Korean Won	Sell	1/18/12	1,515,412	1,548,478	33,066
	Swedish Krona	Sell	1/18/12	986,968	1,003,355	16,387
	Swiss Franc	Buy	1/18/12	672,467	679,713	(7,246)
	Taiwan Dollar	Buy	1/18/12	1,140,408	1,143,631	(3,223)
	Turkish Lira	Buy	1/18/12	107,808	111,540	(3,732)
Barclays Bank PLC
	Australian Dollar	Sell	1/18/12	2,232,087	2,252,278	20,191
	Brazilian Real	Buy	1/18/12	1,604,306	1,603,536	770
	Brazilian Real	Sell	1/18/12	1,604,306	1,651,884	47,578
	British Pound	Sell	1/18/12	255,593	260,200	4,607
	Canadian Dollar	Buy	1/18/12	794,039	794,369	(330)
	Chilean Peso	Buy	1/18/12	218,732	220,245	(1,513)
	Chilean Peso	Sell	1/18/12	218,732	218,114	(618)
	Czech Koruna	Buy	1/18/12	155,408	163,167	(7,759)
	Euro	Buy	1/18/12	6,338,873	6,645,690	(306,817)
	Hungarian Forint	Buy	1/18/12	602,531	630,956	(28,425)
	Indian Rupee	Buy	1/18/12	24,621	25,440	(819)
	Indian Rupee	Sell	1/18/12	24,621	23,875	(746)
	Japanese Yen	Buy	1/18/12	2,185,281	2,166,628	18,653
	Malaysian Ringgit	Buy	1/18/12	318,062	317,408	654
	Malaysian Ringgit	Sell	1/18/12	318,062	322,634	4,572
	Mexican Peso	Buy	1/18/12	388,258	388,178	80
	Mexican Peso	Sell	1/18/12	377,908	388,627	10,719
	New Zealand Dollar	Buy	1/18/12	89,903	90,019	(116)
	New Zealand Dollar	Sell	1/18/12	89,903	88,887	(1,016)
	Norwegian Krone	Sell	1/18/12	205,164	211,354	6,190
	Polish Zloty	Sell	1/18/12	854,243	876,979	22,736
	Russian Ruble	Buy	1/18/12	372,088	374,061	(1,973)
	Russian Ruble	Sell	1/18/12	372,088	385,631	13,543
	Singapore Dollar	Buy	1/18/12	1,317,087	1,313,216	3,871
	Singapore Dollar	Sell	1/18/12	1,317,087	1,334,708	17,621
	South Korean Won	Sell	1/18/12	554,798	566,503	11,705
	Swedish Krona	Sell	1/18/12	1,610,650	1,637,404	26,754
	Swiss Franc	Buy	1/18/12	57,184	989	56,195
	Taiwan Dollar	Sell	1/18/12	424,733	426,145	1,412
	Thai Baht	Buy	1/18/12	17,200	17,083	117
	Thai Baht	Sell	1/18/12	17,200	17,585	385
	Turkish Lira	Buy	1/18/12	29,201	30,218	(1,017)
Citibank, N.A.
	Australian Dollar	Buy	1/18/12	156,853	156,472	381
	Brazilian Real	Sell	1/18/12	3,076,945	3,089,678	12,733
	British Pound	Buy	1/18/12	3,484,358	3,526,693	(42,335)
	Canadian Dollar	Buy	1/18/12	1,645,482	1,646,541	(1,059)
	Chilean Peso	Buy	1/18/12	546,851	547,405	(554)
	Chilean Peso	Sell	1/18/12	546,851	549,890	3,039
	Czech Koruna	Buy	1/18/12	243,563	255,814	(12,251)
	Danish Krone	Buy	1/18/12	872,591	852,607	19,984
	Euro	Buy	1/18/12	220,430	229,335	(8,905)
	Hungarian Forint	Buy	1/18/12	171,298	184,559	(13,261)
	Japanese Yen	Buy	1/18/12	4,402,877	4,366,307	36,570
	Mexican Peso	Buy	1/18/12	946,097	973,722	(27,625)
	Mexican Peso	Sell	1/18/12	954,837	954,178	(659)
	New Zealand Dollar	Buy	1/18/12	420,663	415,958	4,705
	New Zealand Dollar	Sell	1/18/12	420,663	420,982	319
	Norwegian Krone	Buy	1/18/12	428,929	441,940	(13,011)
	Polish Zloty	Sell	1/18/12	1,094,814	1,129,366	34,552
	Singapore Dollar	Buy	1/18/12	837,712	848,906	(11,194)
	Singapore Dollar	Sell	1/18/12	837,712	835,270	(2,442)
	South African Rand	Buy	1/18/12	250,810	252,794	(1,984)
	South Korean Won	Buy	1/18/12	135,567	138,771	(3,204)
	Swedish Krona	Buy	1/18/12	1,176,416	1,196,120	(19,704)
	Swiss Franc	Sell	1/18/12	1,255,059	1,292,645	37,586
	Taiwan Dollar	Sell	1/18/12	1,187,200	1,192,332	5,132
	Turkish Lira	Buy	1/18/12	465,222	482,037	(16,815)
Credit Suisse AG
	Australian Dollar	Sell	1/18/12	12,160,983	12,138,577	(22,406)
	Brazilian Real	Buy	1/18/12	76,306	76,221	85
	Brazilian Real	Sell	1/18/12	76,306	78,548	2,242
	British Pound	Buy	1/18/12	4,495,239	4,549,799	(54,560)
	Canadian Dollar	Sell	1/18/12	3,087,940	3,063,521	(24,419)
	Chilean Peso	Buy	1/18/12	65,210	65,592	(382)
	Chilean Peso	Sell	1/18/12	65,210	65,183	(27)
	Czech Koruna	Sell	1/18/12	496,233	520,993	24,760
	Euro	Buy	1/18/12	2,866,492	3,039,072	(172,580)
	Hungarian Forint	Sell	1/18/12	399,023	445,048	46,025
	Indian Rupee	Buy	1/18/12	882,362	857,651	24,711
	Indian Rupee	Sell	1/18/12	882,362	911,202	28,840
	Japanese Yen	Sell	1/18/12	6,224,001	6,170,475	(53,526)
	Malaysian Ringgit	Buy	1/18/12	480,339	479,909	430
	Malaysian Ringgit	Sell	1/18/12	480,339	486,467	6,128
	Mexican Peso	Buy	1/18/12	31,746	33,176	(1,430)
	Norwegian Krone	Buy	1/18/12	400,083	412,315	(12,232)
	Polish Zloty	Sell	1/18/12	1,385,775	1,425,572	39,797
	Russian Ruble	Buy	1/18/12	36,071	37,374	(1,303)
	Russian Ruble	Sell	1/18/12	36,071	36,232	161
	South African Rand	Sell	1/18/12	140,329	141,309	980
	South Korean Won	Sell	1/18/12	1,609,165	1,642,530	33,365
	Swedish Krona	Sell	1/18/12	3,265,064	3,319,128	54,064
	Swiss Franc	Sell	1/18/12	166,972	184,214	17,242
	Taiwan Dollar	Sell	1/18/12	1,835,515	1,840,397	4,882
	Turkish Lira	Sell	1/18/12	405,662	420,278	14,616
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	10,988,673	10,943,733	44,940
	Brazilian Real	Buy	1/18/12	926,151	960,222	(34,071)
	Brazilian Real	Sell	1/18/12	926,151	924,472	(1,679)
	British Pound	Sell	1/18/12	621,125	628,600	7,475
	Canadian Dollar	Sell	1/18/12	174,273	174,340	67
	Chilean Peso	Buy	1/18/12	514,488	514,959	(471)
	Chilean Peso	Sell	1/18/12	514,488	519,001	4,513
	Czech Koruna	Buy	1/18/12	281,898	295,335	(13,437)
	Euro	Sell	1/18/12	5,579,083	5,807,523	228,440
	Hungarian Forint	Sell	1/18/12	1,048,763	1,127,124	78,361
	Malaysian Ringgit	Buy	1/18/12	135,677	137,641	(1,964)
	Malaysian Ringgit	Sell	1/18/12	135,677	135,697	20
	Mexican Peso	Buy	1/18/12	42,783	63,190	(20,407)
	New Zealand Dollar	Buy	1/18/12	714,482	703,323	11,159
	New Zealand Dollar	Sell	1/18/12	714,482	715,162	680
	Norwegian Krone	Sell	1/18/12	1,316,051	1,356,123	40,072
	Polish Zloty	Sell	1/18/12	960,434	990,878	30,444
	South Korean Won	Buy	1/18/12	461,142	471,392	(10,250)
	Singapore Dollar	Buy	1/18/12	936,316	946,554	(10,238)
	Singapore Dollar	Sell	1/18/12	936,316	933,513	(2,803)
	Swedish Krona	Buy	1/18/12	996,827	1,013,808	(16,981)
	Swiss Franc	Buy	1/18/12	5,911,641	6,066,815	(155,174)
	Swiss Franc	Sell	1/18/12	6,059,019	6,034,691	(24,328)
	Taiwan Dollar	Sell	1/18/12	95,397	95,746	349
	Turkish Lira	Sell	1/18/12	85,868	88,575	2,707
Goldman Sachs International
	Australian Dollar	Sell	1/18/12	2,382,710	2,377,096	(5,614)
	British Pound	Sell	1/18/12	2,500,340	2,530,671	30,331
	Canadian Dollar	Sell	1/18/12	3,557,671	3,560,689	3,018
	Chilean Peso	Buy	1/18/12	695,926	700,739	(4,813)
	Chilean Peso	Sell	1/18/12	695,926	695,427	(499)
	Euro	Buy	1/18/12	2,138,025	2,228,063	(90,038)
	Hungarian Forint	Sell	1/18/12	2,135	2,293	158
	Japanese Yen	Sell	1/18/12	707,459	697,648	(9,811)
	Norwegian Krone	Buy	1/18/12	2,132,312	2,194,554	(62,242)
	Polish Zloty	Buy	1/18/12	154,554	159,150	(4,596)
	South African Rand	Buy	1/18/12	158,807	159,962	(1,155)
	Swedish Krona	Buy	1/18/12	1,007,878	1,028,647	(20,769)
	Swiss Franc	Sell	1/18/12	110,640	210,085	99,445
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/12	4,976,426	4,959,973	16,453
	British Pound	Buy	1/18/12	983,762	995,702	(11,940)
	Canadian Dollar	Sell	1/18/12	1,610,941	1,613,100	2,159
	Euro	Buy	1/18/12	990,186	1,031,618	(41,432)
	Indian Rupee	Buy	1/18/12	447,359	460,820	(13,461)
	Indian Rupee	Sell	1/18/12	447,359	459,881	12,522
	Japanese Yen	Sell	1/18/12	1,314,347	1,303,044	(11,303)
	New Zealand Dollar	Sell	1/18/12	1,114,146	1,113,436	(710)
	Norwegian Krone	Sell	1/18/12	2,450,102	2,525,357	75,255
	Singapore Dollar	Buy	1/18/12	599,797	590,210	9,587
	South Korean Won	Buy	1/18/12	776,993	792,823	(15,830)
	Swedish Krona	Sell	1/18/12	1,532,762	1,559,355	26,593
	Swiss Franc	Buy	1/18/12	307,322	321,466	(14,144)
	Taiwan Dollar	Sell	1/18/12	1,003,531	1,007,152	3,621
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	709,922	692,691	17,231
	Brazilian Real	Buy	1/18/12	487,977	487,508	469
	Brazilian Real	Sell	1/18/12	487,977	503,862	15,885
	British Pound	Buy	1/18/12	10,546,242	10,675,398	(129,156)
	Canadian Dollar	Sell	1/18/12	4,362,308	4,374,075	11,767
	Chilean Peso	Buy	1/18/12	256,817	258,995	(2,178)
	Chilean Peso	Sell	1/18/12	256,817	256,914	97
	Czech Koruna	Sell	1/18/12	67,071	70,463	3,392
	Euro	Sell	1/18/12	7,609,935	7,851,882	241,947
	Hong Kong Dollar	Sell	1/18/12	738,468	738,411	(57)
	Hungarian Forint	Sell	1/18/12	779,324	847,651	68,327
	Japanese Yen	Buy	1/18/12	7,724,571	7,657,944	66,627
	Malaysian Ringgit	Buy	1/18/12	96,471	96,534	(63)
	Malaysian Ringgit	Sell	1/18/12	96,471	97,883	1,412
	Mexican Peso	Buy	1/18/12	33,414	37,551	(4,137)
	New Zealand Dollar	Buy	1/18/12	613,068	614,019	(951)
	New Zealand Dollar	Sell	1/18/12	613,068	606,124	(6,944)
	Norwegian Krone	Sell	1/18/12	552,302	569,060	16,758
	Polish Zloty	Buy	1/18/12	1,353,330	1,397,710	(44,380)
	Russian Ruble	Buy	1/18/12	84,485	87,543	(3,058)
	Russian Ruble	Sell	1/18/12	84,485	84,825	340
	Singapore Dollar	Buy	1/18/12	661,781	688,121	(26,340)
	South African Rand	Buy	1/18/12	503,758	507,679	(3,921)
	South Korean Won	Buy	1/18/12	919,529	940,677	(21,148)
	Swedish Krona	Sell	1/18/12	722,725	734,928	12,203
	Swiss Franc	Sell	1/18/12	255,569	321,754	66,185
	Taiwan Dollar	Buy	1/18/12	110,329	110,692	(363)
	Thai Baht	Buy	1/18/12	2,397	2,451	(54)
	Thai Baht	Sell	1/18/12	2,397	2,382	(15)
	Turkish Lira	Sell	1/18/12	563,034	582,907	19,873
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/12	4,302,419	4,290,357	12,062
	Brazilian Real	Buy	1/18/12	430,052	429,570	482
	Brazilian Real	Sell	1/18/12	430,052	444,297	14,245
	British Pound	Sell	1/18/12	4,430,642	4,483,922	53,280
	Canadian Dollar	Buy	1/18/12	1,176,536	1,176,927	(391)
	Chilean Peso	Buy	1/18/12	4,680	4,712	(32)
	Chilean Peso	Sell	1/18/12	4,680	4,678	(2)
	Czech Koruna	Sell	1/18/12	481,841	505,754	23,913
	Euro	Buy	1/18/12	9,391,493	9,765,240	(373,747)
	Hungarian Forint	Sell	1/18/12	164,567	176,986	12,419
	Indian Rupee	Buy	1/18/12	823,716	826,170	(2,454)
	Indian Rupee	Sell	1/18/12	823,716	849,816	26,100
	Japanese Yen	Sell	1/18/12	2,208,908	2,190,561	(18,347)
	Malaysian Ringgit	Buy	1/18/12	477,376	484,162	(6,786)
	Malaysian Ringgit	Sell	1/18/12	477,376	476,996	(380)
	Mexican Peso	Sell	1/18/12	4,345	12,491	8,146
	New Zealand Dollar	Buy	1/18/12	100,325	99,195	1,130
	New Zealand Dollar	Sell	1/18/12	100,325	100,330	5
	Norwegian Krone	Buy	1/18/12	3,050,068	3,139,559	(89,491)
	Polish Zloty	Sell	1/18/12	328,094	339,157	11,063
	Russian Ruble	Buy	1/18/12	36,077	37,463	(1,386)
	Russian Ruble	Sell	1/18/12	36,077	36,273	196
	Singapore Dollar	Buy	1/18/12	1,032,607	1,029,555	3,052
	Singapore Dollar	Sell	1/18/12	1,032,607	1,046,423	13,816
	South African Rand	Sell	1/18/12	1,217,343	1,226,588	9,245
	South Korean Won	Sell	1/18/12	342,582	349,654	7,072
	Swedish Krona	Buy	1/18/12	1,335,023	1,358,500	(23,477)
	Swiss Franc	Buy	1/18/12	3,686,270	3,670,233	16,037
	Taiwan Dollar	Buy	1/18/12	1,784,812	1,792,582	(7,770)
	Turkish Lira	Sell	1/18/12	358,203	371,413	13,210
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	6,547,169	6,526,596	20,573
	Brazilian Real	Buy	1/18/12	2,405,042	2,400,108	4,934
	Brazilian Real	Sell	1/18/12	2,405,042	2,476,369	71,327
	British Pound	Sell	1/18/12	2,256,549	2,273,428	16,879
	Canadian Dollar	Buy	1/18/12	162,988	177,613	(14,625)
	Czech Koruna	Sell	1/18/12	880,803	923,730	42,927
	Euro	Buy	1/18/12	4,623,068	4,862,904	(239,836)
	Hungarian Forint	Sell	1/18/12	1,171,277	1,256,897	85,620
	Indonesian Rupiah	Sell	1/18/12	471,216	473,134	1,918
	Japanese Yen	Buy	1/18/12	2,227,355	2,203,812	23,543
	Malaysian Ringgit	Buy	1/18/12	201,987	204,963	(2,976)
	Malaysian Ringgit	Sell	1/18/12	201,987	201,319	(668)
	Mexican Peso	Buy	1/18/12	301,374	301,161	213
	Mexican Peso	Sell	1/18/12	301,374	309,991	8,617
	Norwegian Krone	Sell	1/18/12	2,380,678	2,452,533	71,855
	Polish Zloty	Buy	1/18/12	643,974	664,328	(20,354)
	Russian Ruble	Buy	1/18/12	84,491	87,855	(3,364)
	Russian Ruble	Sell	1/18/12	84,491	85,030	539
	Singapore Dollar	Buy	1/18/12	612,287	620,226	(7,939)
	Singapore Dollar	Sell	1/18/12	612,287	610,463	(1,824)
	South African Rand	Sell	1/18/12	182,129	183,409	1,280
	South Korean Won	Sell	1/18/12	349,746	356,210	6,464
	Swedish Krona	Buy	1/18/12	867,392	893,486	(26,094)
	Swiss Franc	Sell	1/18/12	109,469	89,579	(19,890)
	Taiwan Dollar	Sell	1/18/12	762,483	764,942	2,459
	Thai Baht	Buy	1/18/12	175,584	179,919	(4,335)
	Thai Baht	Sell	1/18/12	175,584	175,388	(196)
	Turkish Lira	Sell	1/18/12	77,712	80,451	2,739
UBS AG
	Australian Dollar	Buy	1/18/12	7,655,247	7,627,545	27,702
	Brazilian Real	Buy	1/18/12	863,364	892,061	(28,697)
	Brazilian Real	Sell	1/18/12	863,364	862,443	(921)
	British Pound	Sell	1/18/12	1,914,464	1,939,182	24,718
	Canadian Dollar	Sell	1/18/12	1,401,638	1,397,331	(4,307)
	Czech Koruna	Sell	1/18/12	443,340	465,070	21,730
	Euro	Buy	1/18/12	6,169,700	6,391,153	(221,453)
	Hungarian Forint	Buy	1/18/12	878,050	933,170	(55,120)
	Indian Rupee	Buy	1/18/12	1,172,320	1,213,698	(41,378)
	Indian Rupee	Sell	1/18/12	1,172,320	1,138,242	(34,078)
	Japanese Yen	Sell	1/18/12	8,350,800	8,278,485	(72,315)
	Mexican Peso	Buy	1/18/12	12,140	8,173	3,967
	New Zealand Dollar	Buy	1/18/12	136,799	135,260	1,539
	New Zealand Dollar	Sell	1/18/12	136,799	137,009	210
	Norwegian Krone	Buy	1/18/12	7,720,424	7,935,239	(214,815)
	Polish Zloty	Buy	1/18/12	648,750	669,124	(20,374)
	Russian Ruble	Buy	1/18/12	36,086	37,538	(1,452)
	Russian Ruble	Sell	1/18/12	36,086	36,271	185
	Singapore Dollar	Buy	1/18/12	589,466	597,261	(7,795)
	Singapore Dollar	Sell	1/18/12	589,466	587,747	(1,719)
	South African Rand	Sell	1/18/12	1,175,580	1,185,158	9,578
	South Korean Won	Buy	1/18/12	732,529	748,692	(16,163)
	Swedish Krona	Sell	1/18/12	2,313,947	2,352,966	39,019
	Swiss Franc	Buy	1/18/12	121,076	214,608	(93,532)
	Taiwan Dollar	Buy	1/18/12	1,012,808	1,016,478	(3,670)
	Thai Baht	Buy	1/18/12	17,197	17,091	106
	Thai Baht	Sell	1/18/12	17,197	17,599	402
	Turkish Lira	Sell	1/18/12	20,467	21,187	720
Westpac Banking Corp.
	Australian Dollar	Buy	1/18/12	1,592,422	1,585,536	6,886
	Australian Dollar	Sell	1/18/12	1,607,842	1,557,181	(50,661)
	British Pound	Sell	1/18/12	1,395,203	1,412,028	16,825
	Canadian Dollar	Buy	1/18/12	2,669,529	2,673,605	(4,076)
	Euro	Sell	1/18/12	14,830,164	15,453,788	623,624
	Japanese Yen	Buy	1/18/12	1,310,018	1,299,195	10,823
	New Zealand Dollar	Buy	1/18/12	385,044	385,502	(458)
	New Zealand Dollar	Sell	1/18/12	385,044	380,687	(4,357)
	Norwegian Krone	Sell	1/18/12	1,588,918	1,637,346	48,428
	Swedish Krona	Sell	1/18/12	1,781,337	1,811,789	30,452
	Swiss Franc	Buy	1/18/12	1,340,994	1,376,404	(35,410)
	Swiss Franc	Sell	1/18/12	1,340,994	1,334,626	(6,368)

Total						$357,576

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange index (Short)	51	$4,135,324	Jan-12	$(52,693)
Australian Government Treasury Bond 10 yr (Short)	21	2,553,722	Mar-12	(25,641)
Canadian Government Bond 10 yr (Long)	30	3,941,301	Mar-12	42,567
Canadian Government Bond 10 yr (Short)	26	3,415,794	Mar-12	(37,121)
DAX Index (Short)	25	4,772,548	Mar-12	(53,064)
Euro STOXX 50 Index (Long)	296	8,841,905	Mar-12	144,717
Euro STOXX 50 Index (Short)	1,323	39,519,730	Mar-12	(732,006)
Euro-Bund 10 yr (Long)	40	7,198,103	Mar-12	154,081
Euro-CAC 40 Index (Long)	322	13,192,178	Jan-12	314,602
Euro-Swiss Franc 3 Month (Short)	19	5,062,014	Dec-12	(78,289)
Euro-Swiss Franc 3 Month (Short)	19	5,061,509	Jun-12	(59,898)
Euro-Swiss Franc 3 Month (Short)	19	5,058,474	Mar-12	(45,019)
FTSE 100 Index (Short)	151	12,982,086	Mar-12	(183,323)
Japanese Government Bond 10 yr (Long)	4	7,400,806	Mar-12	27,910
Japanese Government Bond 10 yr Mini (Short)	1	185,150	Mar-12	(1,006)
MSCI EAFE Index Mini (Long)	67	4,721,490	Mar-12	63,851
NASDAQ 100 Index E-Mini (Short)	417	18,969,330	Mar-12	359,037
OMXS 30 Index (Short)	315	4,526,776	Jan-12	(151,961)
Russell 2000 Index Mini (Long)	129	9,530,520	Mar-12	(6,624)
Russell 2000 Index Mini (Short)	67	4,949,960	Mar-12	29,346
S&P 500 Index (Long)	3	939,450	Mar-12	6,726
S&P 500 Index E-Mini (Long)	2,539	159,017,570	Mar-12	(722,346)
S&P 500 Index E-Mini (Short)	1,599	100,145,370	Mar-12	251,655
S&P Mid Cap 400 Index E-Mini (Long)	533	46,760,090	Mar-12	(430,176)
SGX MSCI Singapore Index (Short)	38	1,759,593	Jan-12	28,536
SPI 200 Index (Short)	50	5,138,293	Mar-12	196,659
Tokyo Price Index (Short)	207	19,578,537	Mar-12	302,687
U.K. Gilt 10 yr (Short)	13	2,361,104	Mar-12	(38,332)
U.S. Treasury Bond 30 yr (Long)	346	50,105,125	Mar-12	569,186
U.S. Treasury Bond Ultra 30 yr (Long)	53	8,489,938	Mar-12	98,446
U.S. Treasury Bond 30 yr (Short)	7	1,013,688	Mar-12	(3,670)
U.S. Treasury Note 2 yr (Long)	375	82,705,079	Mar-12	27,913
U.S. Treasury Note 2 yr (Short)	151	33,302,578	Mar-12	(12,084)
U.S. Treasury Note 5 yr (Long)	235	28,965,586	Mar-12	164,788
U.S. Treasury Note 5 yr (Short)	11	1,355,836	Mar-12	(7,755)
U.S. Treasury Note 10 yr (Short)	65	8,523,125	Mar-12	(33,952)

Total				$107,747

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $18,097,194) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		$419,000	Mar-12/2.119	$7,370
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		285,000	Jun-12/2.183	7,322
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		6,141,710	Aug-16/4.28	867,050
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.		7,639,620	Aug-16/4.35	1,112,436
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		6,141,710	Aug-16/4.28	241,418
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.		7,639,620	Aug-16/5.35	181,128
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		431,000	Apr-12/2.111	8,336
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		419,000	Mar-12/2.119	7,370
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		285,000	Jun-12/2.183	7,322
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,112	Jul-14/4.19	316,969
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		2,526,134	Aug-14/4.20	381,643
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		842,045	Jul-14/4.34	135,952
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,112	Jul-14/4.35	341,445
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,117	Jul-14/4.3725	345,605
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.		6,616,660	Jun-16/4.39	584,423
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		3,406,824	Jul-16/4.67	563,676
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		4,088,188	Aug-16/4.68	678,860
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.		6,398,663	May-16/4.745	651,697
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		3,406,824	Jul-16/4.80	593,455
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		1,362,729	Jul-16/4.80	237,357
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		3,406,824	Jul-16/4.815	596,903
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		1,574,340	Feb-15/5.36	363,860
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,112	Jul-14/4.19	43,576
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		2,526,134	Aug-14/4.20	52,291
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		842,045	Jul-14/4.34	15,830
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,112	Jul-14/4.35	39,155
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		2,105,117	Jul-14/4.3725	38,524
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		3,406,824	Jul-16/4.67	110,490
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		4,088,188	Aug-16/4.68	132,004
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.		6,398,663	May-16/4.745	101,067
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		3,406,824	Jul-16/4.80	103,772
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		1,362,729	Jul-16/4.80	41,427
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		3,406,824	Jul-16/4.815	102,637
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.		6,616,660	Jun-16/4.89	100,216
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		1,574,340	Feb-15/5.36	21,568
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		431,000	Apr-12/2.111	8,336
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		291,000	Jul-12/2.1714	7,607
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.		2,347,000	Jan-12/2.4475	87,097
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.		1,714,000	Oct-16/2.5625	53,700
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		2,851,000	Jul-12/2.6075	147,226
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 2021.		161,689	May-16/4.11	12,674
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.		6,724,074	Jun-16/4.12	529,393
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 2021.		161,689	May-16/5.11	2,229
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.		6,724,074	Jun-16/5.12	92,705
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		291,000	Jul-12/2.1714	7,607
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.		1,214,000	May-12/2.324	38,727
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.		1,214,000	Jun-12/2.346	41,531
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.		1,214,000	Jul-12/2.372	44,335
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.		1,214,000	Aug-12/2.394	46,897
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.		1,214,000	Sep-12/2.419	49,349
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.		1,214,000	Oct-12/2.443	51,814
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.		3,763,000	Oct-12/2.4475	157,967
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		2,851,000	Jul-12/2.6075	147,226
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.		4,190,064	May-16/4.7575	428,815
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.		15,996,658	May-16/4.77	1,644,376
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.		4,190,064	May-16/4.7575	65,822
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.		15,996,658	May-16/4.77	250,012
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		431,000	Apr-12/2.111	8,336
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		419,000	Mar-12/2.119	7,370
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		291,000	Jul-12/2.1714	7,607
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		285,000	Jun-12/2.183	7,322
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.498	116,949
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.		686,000	Oct-16/2.7975	25,211
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		158,406	May-16/4.60	15,524
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		8,872,918	May-16/4.765	931,656
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 2026.		23,092,447	Apr-16/5.02	4,572,305
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		158,406	May-16/4.60	2,701
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		8,872,918	May-16/4.765	139,855
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 2026.		23,092,447	Apr-16/5.02	600,404
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		431,000	Apr-12/2.111	8,336
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		419,000	Mar-12/2.119	7,370
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		291,000	Jul-12/2.1714	7,607
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		285,000	Jun-12/2.183	7,322
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.		2,347,000	Jan-12/2.46325	90,360
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.498	116,949
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.		532,000	Jan-12/2.52	23,094
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.		557,000	Apr-12/2.60	28,045
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.		2,851,000	Jul-12/2.61875	149,364
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.		405,000	Jul-12/2.6825	23,093
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 2021.		159,199	May-16/4.36	14,091
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2021.		159,199	May-16/4.86	2,431
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.		431,000	Apr-12/2.111	8,336
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.		419,000	Mar-12/2.119	7,370
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.		291,000	Jul-12/2.1714	7,607
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.		285,000	Jun-12/2.183	7,322
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		2,744,000	Apr-12/2.4275	103,229
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.		2,347,000	Jan-12/2.453	88,271
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		2,104,558	Jul-14/4.29	340,313
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		1,976,602	Jul-14/4.36	329,871
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		6,574,650	Jun-16/4.575	637,340
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		3,405,927	Jul-16/4.74	595,455
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		3,198,849	Jul-16/4.79	569,638
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		2,998,911	Jun-16/4.815	542,638
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		5,469,460	Feb-15/5.27	1,261,591
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		12,203,000	May-12/5.51	3,775,486
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		2,104,558	Jul-14/4.29	39,559
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		1,976,602	Jul-14/4.36	35,472
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		6,574,650	Jun-16/4.575	113,755
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		3,405,927	Jul-16/4.74	106,006
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		3,198,849	Jul-16/4.79	97,411
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		2,998,911	Jun-16/4.815	87,415
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		5,469,460	Feb-15/5.27	75,189
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		12,203,000	May-12/5.51	61
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	CHF	14,050,000	Jan-12/0.722	187,603

Total				$29,495,984

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $5,132,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2042	$2,000,000	1/12/12	$2,100,625
FNMA, 3 1/2s, December 1, 2041	3,000,000	12/12/11	3,088,125

Total			$5,188,750

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$2,980,000		$(61,165)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$29,615
		6,523,000		421,060	8/19/21	4.475%	3 month USD-LIBOR-BBA	(1,127,842)
		5,758,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	293,260
		1,486,400		(1,351)	2/7/41	4.401%	3 month USD-LIBOR-BBA	(585,086)
		5,087,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	80,050
		21,510,000		—	12/15/13	3 month USD-LIBOR-BBA	0.677%	(18,220)
		55,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	154
		672,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(3,165)
	AUD	1,480,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(181,640)
	Barclays Bank PLC
		$4,597,118		41,604	9/8/16	2.065%	3 month USD-LIBOR-BBA	(175,993)
		2,594,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(6,889)
		672,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(3,132)
		840,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(1,436)
		2,980,000		(21,754)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(2,089)
		5,890,000		(10,308)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	3,770
		19,262,600		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(1,977,787)
		445,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(6,461)
		29,461,200		—	10/7/15	3 month USD-LIBOR-BBA	1.041%	120,573
		10,538,910		—	10/7/18	1.73%	3 month USD-LIBOR-BBA	(120,252)
		15,649,081		(76,681)	10/11/16	3 month USD-LIBOR-BBA	1.97%	552,990
		8,243,000		—	7/12/20	3 month USD-LIBOR-BBA	3.1225%	944,578
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		2,894,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	284,162
		8,760,000		(11,568)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(2,401,109)
		2,023,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	12,715
		42,200,000		—	11/17/13	3 month USD-LIBOR-BBA	0.714%	11,424
		1,015,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(26,076)
		6,958,000		—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(3,097)
		50,658,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	1,761,624
		184,009,000		—	12/9/13	0.6685%	3 month USD-LIBOR-BBA	176,000
		14,355,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	23,909
		2,230,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(30,986)
		1,289,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	42,321
		7,428,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	10,949
		351,000		—	12/13/21	3 month USD-LIBOR-BBA	2.128%	3,499
		5,651,000		—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(7,769)
		68,000		—	12/14/21	3 month USD-LIBOR-BBA	2.165%	905
		788,000		—	12/14/41	2.763%	3 month USD-LIBOR-BBA	(27,614)
		125,170,000		—	12/16/21	2.1005%	3 month USD-LIBOR-BBA	(901,039)
		9,904,000		—	12/16/13	0.72375%	3 month USD-LIBOR-BBA	(534)
		862,000		—	12/16/41	3 month USD-LIBOR-BBA	2.675%	13,928
		55,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	154
		27,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(5)
		4,811,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(1,184)
	AUD	2,580,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	(99,573)
	AUD	15,650,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(879,444)
	AUD	11,890,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,244,896
	AUD	914,000		—	11/11/21	4.805%	6 month AUD-BBR-BBSW	(17,590)
	AUD	914,000		—	11/14/21	4.84875%	6 month AUD-BBR-BBSW	(19,546)
	AUD	1,700,000		—	11/21/21	6 month AUD-BBR-BBSW	4.76%	26,731
	AUD	3,136,000		—	11/23/16	6 month AUD-BBR-BBSW	4.30%	4,701
	AUD	2,330,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(279,234)
	GBP	5,420,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(614,502)
	GBP	2,430,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(494,991)
	GBP	8,200,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,139,619
	Citibank, N.A.
		$81,115,900		(25,665)	6/28/19	3 month USD-LIBOR-BBA	3.04%	7,615,419
		13,331,800		(131,345)	9/26/20	3 month USD-LIBOR-BBA	1.96%	10,618
		1,403,514		(67,228)	12/13/41	3 month USD-LIBOR-BBA	4.045%	365,105
		19,260,000		—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	256,094
		3,646,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25375%	24,308
		2,021,250		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(32,333)
		170,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(8,261)
		252,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	1,923
		1,710,113		—	7/11/20	3 month USD-LIBOR-BBA	3.122%	196,034
		1,300,000		—	4/7/41	4.3%	3 month USD-LIBOR-BBA	(474,600)
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		2,700,000		—	8/5/16	1.505%	3 month USD-LIBOR-BBA	(58,398)
		1,200,000		—	8/5/41	3.5875%	3 month USD-LIBOR-BBA	(266,202)
		734,000		—	8/5/16	3 month USD-LIBOR-BBA	1.4925%	15,427
		604,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(133,185)
		1,353,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(279,305)
		9,800,000		—	9/9/16	1.1925%	3 month USD-LIBOR-BBA	(45,129)
		3,400,000		—	9/9/41	3 month USD-LIBOR-BBA	3.05%	353,001
		9,568,000		616,658	8/17/21	4.49%	3 month USD-LIBOR-BBA	(1,670,198)
		54,201,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(41,479)
		23,406,000		—	12/19/21	2.0805%	3 month USD-LIBOR-BBA	(119,642)
		4,723,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	24,142
		44,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(8)
		672,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(3,165)
	Credit Suisse International
		5,278,600		(1,516)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(587,754)
		5,860,117		(275,719)	12/8/41	3 month USD-LIBOR-BBA	4.11%	1,612,982
		17,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(3)
		1,562,000		—	12/23/13	0.73125%	3 month USD-LIBOR-BBA	(171)
		2,072,000		—	12/23/21	3 month USD-LIBOR-BBA	2.07875%	9,716
		4,302,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(54,973)
		1,203,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	10,783
		3,050,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	25,864
		672,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(3,132)
		1,210,000		—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	29,332
		12,200,000		—	10/7/13	3 month USD-LIBOR-BBA	0.636%	(10,033)
		24,200,000		—	10/7/16	1.31%	3 month USD-LIBOR-BBA	(197,962)
		2,200,000		—	10/7/41	3 month USD-LIBOR-BBA	2.675%	45,640
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		1,066,000		—	11/8/16	3 month USD-LIBOR-BBA	1.239%	3,377
		4,354,903		201,632	11/10/41	3.51625%	3 month USD-LIBOR-BBA	(661,117)
		13,757,400		666,546	11/16/41	3.425%	3 month USD-LIBOR-BBA	(1,784,923)
		194,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(21,500)
		324,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	7,381
		58,900,000		—	11/17/13	3 month USD-LIBOR-BBA	0.7125%	13,662
		5,566,200		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	842,361
		182,000		—	9/14/41	3 month USD-LIBOR-BBA	2.944%	14,704
		2,404,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	109,704
		2,433,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	103,264
		16,200,000		—	12/7/16	1.31875%	3 month USD-LIBOR-BBA	(89,722)
		21,400,000		—	12/7/13	3 month USD-LIBOR-BBA	0.68875%	(11,376)
		1,021,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	41,486
		47,642,000		—	12/13/13	3 month USD-LIBOR-BBA	0.6425%	(71,686)
		3,590,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(3,188)
		33,150,000		—	12/16/21	2.0895%	3 month USD-LIBOR-BBA	(204,666)
	GBP	5,422,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	557,153
	MXN	30,380,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	50,024
	Deutsche Bank AG
		$4,142,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(5,873)
		69,044,300		(182,018)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(9,948,986)
		47,611,320		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	42,926
		96,456,180		—	10/7/17	3 month USD-LIBOR-BBA	1.532%	955,713
		128,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	892
		31,740,880		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	24,121
		64,304,120		—	10/7/17	3 month USD-LIBOR-BBA	1.529%	625,760
		12,880,890		—	10/7/18	1.7265%	3 month USD-LIBOR-BBA	(143,907)
		6,400,000		—	10/7/21	3 month USD-LIBOR-BBA	2.133%	97,924
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		513,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	18,340
		41,630,300		(63,845)	7/18/21	3.04%	3 month USD-LIBOR-BBA	(4,496,692)
		159,885,000		233,178	7/18/25	3 month USD-LIBOR-BBA	3.47%	24,553,001
		733,500		—	8/8/20	2.547%	3 month USD-LIBOR-BBA	(46,827)
		3,800,000		—	11/7/21	3 month USD-LIBOR-BBA	2.23%	83,792
		2,100,000		—	11/7/41	3 month USD-LIBOR-BBA	2.8825%	132,466
		71,281,100		12,567	12/31/14	1.91%	3 month USD-LIBOR-BBA	(2,277,044)
		45,961,200		—	8/18/41	3.3525%	3 month USD-LIBOR-BBA	(7,828,563)
		109,213,000		—	12/2/21	3 month USD-LIBOR-BBA	2.2315%	2,216,680
		3,800,000		—	12/7/21	3 month USD-LIBOR-BBA	2.188%	60,526
		139,700,000		—	1/8/14	2.375%	3 month USD-LIBOR-BBA	(6,085,658)
		300,000		—	12/7/41	3 month USD-LIBOR-BBA	2.717%	7,707
		8,654,000		—	12/14/41	2.7575%	3 month USD-LIBOR-BBA	(293,114)
		91,306,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(97,468)
		659,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(25,786)
		55,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	154
		23,584,000		—	12/21/13	0.735%	3 month USD-LIBOR-BBA	(4,739)
		11,849,000		—	12/21/16	3 month USD-LIBOR-BBA	1.257%	21,754
		81,252,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(149,173)
		7,852,000		—	12/21/16	3 month USD-LIBOR-BBA	1.246%	10,152
		44,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(8)
		2,506,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(2,230)
	EUR	20,950,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(2,323,570)
	MXN	30,380,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	58,388
	Goldman Sachs International
		$55,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	154
		44,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(8)
		8,834,000		(21,478)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(1,177)
		8,834,000		(26,944)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(7,301)
		14,472,000		(25,326)	12/21/13	0.53%	3 month USD-LIBOR-BBA	30,768
		14,472,000		(25,326)	12/23/13	0.476%	3 month USD-LIBOR-BBA	46,412
		2,599,000		—	7/1/14	1.105%	3 month USD-LIBOR-BBA	(34,033)
		7,236,000		(12,573)	1/4/14	0.61%	3 month USD-LIBOR-BBA	4,504
		824,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	394
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		75,069,500		(31,911)	7/20/16	3 month USD-LIBOR-BBA	1.79%	2,691,277
		513,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	18,340
		6,560,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	48,850
		48,327,300		139,672	5/9/21	3.3%	3 month USD-LIBOR-BBA	(5,686,515)
		10,565,400		67,507	5/9/41	4.09%	3 month USD-LIBOR-BBA	(3,290,789)
		6,043,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	44,907
		13,174,000		—	11/30/21	2.2475%	3 month USD-LIBOR-BBA	(288,779)
		47,694,000		—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(49,985)
		5,835,000		—	12/5/41	3 month USD-LIBOR-BBA	2.8137%	270,900
		4,932,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	223,349
		3,185,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(115,423)
		1,021,136		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(30,766)
		21,058,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(12,932)
		1,027,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(41,664)
		4,677,417		60,923	11/30/16	2.31%	3 month USD-LIBOR-BBA	(192,753)
		1,245,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	46,662
		3,372,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(2,380)
		1,565,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	197
		97,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(447)
	EUR	20,800,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	498,418
	GBP	4,660,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	234,044
	GBP	2,430,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	190,943
	GBP	4,403,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(188,383)
	GBP	4,229,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(459,800)
	GBP	4,228,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(420,032)
	JPMorgan Chase Bank, N.A.
		$3,410,000		—	12/19/16	1.25625%	3 month USD-LIBOR-BBA	(6,502)
		55,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	154
		44,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(8)
		2,594,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(6,889)
		8,269,000		—	12/29/13	3 month USD-LIBOR-BBA	0.754%	4,332
		672,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(3,226)
		8,374,100		25,771	2/18/41	4.43%	3 month USD-LIBOR-BBA	(3,306,875)
		8,686,500		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	1,953,309
		118,568,000		—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(21,632,798)
		9,400,000		—	6/10/21	3.061%	3 month USD-LIBOR-BBA	(909,690)
		400,000		—	6/10/41	3.933%	3 month USD-LIBOR-BBA	(112,710)
		631,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	18,520
		29,819,800		41,794	8/3/15	1.23%	3 month USD-LIBOR-BBA	(401,006)
		18,908,000		1,187,422	7/26/21	4.525%	3 month USD-LIBOR-BBA	(3,428,029)
		28,362,000		1,794,818	7/27/21	4.745%	3 month USD-LIBOR-BBA	(5,706,760)
		1,159,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	5,184
		1,503,000		—	11/30/21	3 month USD-LIBOR-BBA	2.228%	30,246
		18,302,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	288,889
		161,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	2,098
		1,126,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	28,484
		1,249,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	29,078
		932,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	5,625
		1,178,000		—	12/6/41	2.812%	3 month USD-LIBOR-BBA	(54,189)
		12,254,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(3,498)
		1,759,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	73,475
		2,042,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	76,376
		76,928,000		—	12/12/13	3 month USD-LIBOR-BBA	0.659%	(89,405)
		3,312,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(4,262)
	CAD	2,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(52,080)
	EUR	3,570,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	26,521
	EUR	8,740,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(15,498)
	JPY	372,000,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	196,947
	JPY	500,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(108,096)
	MXN	55,070,000		—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(14,252)
	MXN	10,354,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(13,237)
	MXN	13,389,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(16,407)
	MXN	4,340,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	9,535
	MXN	49,187,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	46,654
	MXN	7,830,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	6,519
	UBS, AG
	AUD	3,441,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	58,745
	AUD	3,075,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	(26,492)
	CHF	16,257,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(280,132)

	Total							$(42,257,505)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	362,176	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(3,280,228)
Barclays Bank PLC
	$4,700,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(151,951)
	3,974,912	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(22,339)
	1,599,958	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,578)
	514,040	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,889)
	1,442,410	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,257
	2,164,795	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,437
	1,301,508	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,876
	240,879	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,172
	265,436	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,195
	861,503	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,879
	624,673	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,813
	1,420,192	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(9,391)
	111,779	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	948
Citibank, N.A.
	1,000,591	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,286
	978,392	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,169
baskets	925	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	5,746,722
units	20,628	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(3,798,900)
units	861	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(157,645)
units	326	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(60,037)
Credit Suisse International
	$62,910	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	306
	5,659,786	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	15,147
Goldman Sachs International
	2,690,000	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	60,310
	2,017,500	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	43,257
	231,773	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,128
EUR	3,527,000	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(36,701)
JPMorgan Chase Bank, N.A.
shares	804,010	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	408,899

Total					$(1,204,858)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA IG Series 17 Index	BBB+/P	$55,443		$5,600,000	12/20/16	100 bp	$6,126
	DJ CDX NA IG Series 17 Index	BBB+/P	14,910		1,370,000	12/20/16	100 bp	2,845
	Citibank, N.A.
	DJ CDX EM Series 11 Index	—	(8,100)		300,000	6/20/14	(500 bp)	(26,687)
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(13,976)		1,570,000	12/20/19	(100 bp)	244,284
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	2,424,253		23,907,100	12/20/16	500 bp	784,385
	Deutsche Bank AG
	DJ CDX EM Series 11 Index	—	(37,840)		1,720,000	6/20/14	(500 bp)	(144,405)
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	3,650,535		34,071,660	12/20/16	500 bp	1,313,446
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	580,000	9/20/13	715 bp	62,934
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	477 bp	41,561
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	535 bp	51,868
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$605,000	9/20/13	495 bp	24,399
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	1,394,033		13,747,440	12/20/16	500 bp	451,050
	Republic of Italy, 6 7/8%, 9/27/23	—	(560,409)		2,116,000	12/20/21	(100 bp)	(58,056)
	Republic of Italy, 6 7/8%, 9/27/23	A2	469,207		5,344,000	12/20/13	100 bp	77,290

	Total							$2,831,040

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,234,695,057.
(b)	The aggregate identified cost on a tax basis is $1,442,922,660, resulting in gross unrealized appreciation and depreciation of $107,381,848 and $61,349,817, respectively, or net unrealized appreciation of $46,032,031.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $143,344, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,774,031.
The fund received cash collateral of $1,853,874, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $42,516 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $150,179,439 and $159,829,423, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $488,786,764 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash amd to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned and to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $460,900,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $143,890 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $72,150,155 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $73,731,043.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 — Valuations based on quoted prices for identical securities in active markets.
Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$19,426,943	$9,758,876	$49,388
Capital goods	24,237,252	8,854,618	40,445
Communication services	23,099,396	6,235,454	—
Conglomerates	6,683,708	1,634,369	—
Consumer cyclicals	53,683,804	12,093,955	771
Consumer staples	40,844,522	12,506,420	3,734
Energy	47,580,041	9,175,773	—
Financials	59,104,709	19,235,564	—
Health care	54,222,337	9,689,360	—
Technology	97,984,396	3,768,561	—
Transportation	3,793,446	2,540,393	—
Utilities and power	13,414,651	4,250,972	—
Total common stocks	444,075,205	99,744,315	94,338
Asset-backed securities	-	13,069,387	-
Commodity linked notes	—	3,470,741	—
Convertible bonds and notes	—	621,764	—
Convertible preferred stocks	—	691,416	—
Corporate bonds and notes	—	217,646,219	148,780
Foreign government bonds and notes	—	12,824,466	—
Investment companies	19,542,869	—	—
Mortgage-backed securities	—	52,164,318	—
Municipal bonds and notes	—	433,038	—
Preferred stocks	—	657,185	—
Purchased options outstanding	—	16,291,020	—
Senior loans	—	6,696,771	625,275
U.S. Government and Agency Mortgage Obligations	—	176,624,699	—
U.S. Treasury Obligations	—	443,136	—
Warrants	—	644	12,182
Short-term investments	247,901,652	175,175,271	—

Totals by level	$711,519,726	$776,554,390	$880,575

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$357,576	$—
Futures contracts	107,747	—	—
Written options	—	(29,495,984)	—
TBA sale commitments	—	(5,188,750)	—
Interest rate swap contracts	—	(46,694,936)	—
Total return swap contracts	—	(1,204,858)	—
Credit default contracts	—	(4,557,016)	—

Totals by level	$107,747	$(86,783,968)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$941,375	$5,498,391
Foreign exchange contracts	3,922,092	3,564,516
Equity contracts	7,866,263	9,629,003
Interest rate contracts	73,447,506	132,668,951

Total	$86,177,236	$151,360,861

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012